Outside Parties To The Transaction
Contact Information:
Payment Date:
26-Nov-07
Prior Payment:
25-Oct-07
Analyst:
Raymond King
714.259.6279
Next Payment:
26-Dec-07
Raymond.King@abnamro.com
Record Date:
23-Nov-07
Administrator:
Mason Arion
312.992.2835
mason.arion@abnamro.com
Distribution Count:
2
LaSalle Website:
www.etrustee.net
Closing Date:
19-Sep-07
First Pay. Date:
25-Oct-07
Rated Final Payment Date:
26-Oct-37
Effective October 1, 2007, Bank of America Corporation, parent
Determination Date:
15-Nov-07
corporation of Bank of America, N.A. ("Bank of America") and Banc
of America Securities LLC ("BAS"), has acquired ABN AMRO North
Delinq Method:
OTS
America Holding Company, parent company of LaSalle Bank Corporation and LaSalle Bank National Association ("LaSalle"), from ABN AMRO
Bank N.V. (the "Acquisition").
Seller: EMC Mortgage Corporation
Underwriter: Bear Stearns & Co. Inc.
ABN AMRO Acct : 725022.1
Depositor: Bear Stearns Asset Backed Securities I LLC
Master Servicer: EMC Mortgage Corporation
Rating Agency: Moody's Investors Service, Inc./Standard & Poor's
Distribution Date: 26-Nov-07
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Content:
Pages
Statement to Certificate Holders
3
Statement to Certificate Holders (Factors)
4
Pool/Non-Pool Funds Cash Reconciliation
5
Cash Reconciliation Summary
6-8
Pool Detail and Performance Indicators
9-12
Delinquency Trigger Event Breakdown
13
Bond Interest Reconciliation Part I
14
Bond Interest Reconciliation Part II
15
Bond Principal Reconciliation
16
Rating Information
17
End of Month Balance Reporting
18-19
15 Month Loan Status Summary Part I
20-32
15 Month Loan Status Summary Part II
33-45
15 Month Historical Payoff Summary
46-50
Prepayment Summary
51
Mortgage Loan Characteristics Part I
52
Mortgage Loan Characteristics Part II
53-55
Geographic Concentration
56
Current Period Realized Loss Detail
57
Historical Realized Loss Summary
58-61
Realized Loss Summary
62
Material Breaches Detail
63
Modified Loan Detail (Current Period) Part I
64-67
Modified Loan Detail (Current Period) Part II
68-71
Historical Modification Loan Summary
72-75
Cumulative Summary For Prior Modifications
76
Repurchase Loan Detail (Current Period)
77-80
Historical Collateral Level REO Report
81-84
Substitution Detail History
85
Substitution Detail History Summary
86
Material Changes
87
Table of Contents
21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

I-A-1
07387VAA7
210,769,000.00
210,230,908.44
291,962.48
0.00
0.00
209,938,945.96
1,097,405.35
0.00
5.8725000000%
I-A-2
07387VAB5
37,194,000.00
37,194,000.00
0.00
0.00
0.00
37,194,000.00
213,989.48
0.00
6.4725000000%
II-A-1
07387VAC3
137,892,000.00
137,118,681.80
547,293.55
0.00
0.00
136,571,388.25
709,665.36
0.00
5.8225000000%
II-A-2
07387VAD1
4,688,000.00
4,661,709.02
18,606.68
0.00
0.00
4,643,102.34
24,334.12
0.00
5.8725000000%
III-A-1
07387VAE9
69,504,000.00
69,371,823.10
239,266.12
0.00
0.00
69,132,556.98
362,120.92
0.00
5.8725000000%
III-A-2
07387VAF6
2,363,000.00
2,358,506.24
8,134.57
0.00
0.00
2,350,371.67
12,311.40
0.00
5.8725000000%
M-1
07387VAG4
16,398,000.00
16,398,000.00
0.00
0.00
0.00
16,398,000.00
76,851.96
0.00
5.2725000000%
M-2
07387VAH2
14,012,000.00
14,012,000.00
0.00
0.00
0.00
14,012,000.00
82,483.97
0.00
6.6225000000%
M-3
07387VAJ8
25,043,000.00
25,043,000.00
0.00
0.00
0.00
25,043,000.00
152,984.90
0.00
6.8725000000%
M-4
07387VAK5
8,646,000.00
8,646,000.00
0.00
0.00
0.00
8,646,000.00
52,817.45
0.00
6.8725000000%
M-5
07387VAL3
9,540,000.00
9,540,000.00
0.00
0.00
0.00
9,540,000.00
58,278.80
0.00
6.8725000000%
M-6
07387VAM1
7,751,000.00
7,751,000.00
0.00
0.00
0.00
7,751,000.00
47,350.00
0.00
6.8725000000%
M-7
07387VAN9
5,963,000.00
5,963,000.00
0.00
0.00
0.00
5,963,000.00
36,427.30
0.00
6.8725000000%
M-8
07387VAP4
6,261,000.00
6,261,000.00
0.00
0.00
0.00
6,261,000.00
38,247.75
0.00
6.8725000000%
M-9
07387VAQ2
5,963,000.00
5,963,000.00
0.00
0.00
0.00
5,963,000.00
36,427.30
0.00
6.8725000000%
CE
07387VAW9
596,273,395.14 N
594,798,348.83
0.00
0.00
0.00
593,693,085.42
1,319,947.27
239,454.69
N/A
P
07387VAV1
100.00
100.00
0.00
0.00
0.00
100.00
12,511.74
12,511.74
N/A
R-1
07387VAR0
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
N/A
R-2
07387VAS8
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
N/A
R-3
07387VAT6
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
N/A
RX
07387VAU3
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
N/A
Total
561,987,100.00
560,512,728.60
1,105,263.40
0.00
0.00
559,407,465.20
4,334,155.07
251,966.43
Total P&I Payment
5,439,418.47
Interest Payment
(2)
Interest
Adjustment
Pass-Through
Rate
(1)
N denotes notional balance not included in total
(2)
Accrued Interest plus/minus Interest Adjustment minus Deferred Interest equals Interest Payment
Principal Payment
Principal
Adjustment or
Loss
Deferred
Interest
Ending Certificate
Balance
Class
CUSIP
Original Face
Value
(1)
Beginning
Certificate
Balance
Distribution Date: 26-Nov-07
BOND PAYMENT
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7

21-Nov-2007 10:03
(c) 2007 LaSalle Bank N.A.

I-A-1
07387VAA7
210,769,000.00
997.447008051
1.385224962
0.000000000
0.000000000
996.061783090
5.206673420
0.000000000
5.78313000%
I-A-2
07387VAB5
37,194,000.00
1000.000000000
0.000000000
0.000000000
0.000000000
1000.000000000
5.753333333
0.000000000
6.38313000%
II-A-1
07387VAC3
137,892,000.00
994.391855945
3.969001465
0.000000000
0.000000000
990.422854480
5.146530328
0.000000000
5.73313000%
II-A-2
07387VAD1
4,688,000.00
994.391855802
3.969001706
0.000000000
0.000000000
990.422854096
5.190725256
0.000000000
5.78313000%
III-A-1
07387VAE9
69,504,000.00
998.098283552
3.442479857
0.000000000
0.000000000
994.655803695
5.210073089
0.000000000
5.78313000%
III-A-2
07387VAF6
2,363,000.00
998.098281845
3.442475667
0.000000000
0.000000000
994.655806179
5.210071942
0.000000000
5.78313000%
M-1
07387VAG4
16,398,000.00
1000.000000000
0.000000000
0.000000000
0.000000000
1000.000000000
4.686666667
0.000000000
5.18313000%
M-2
07387VAH2
14,012,000.00
1000.000000000
0.000000000
0.000000000
0.000000000
1000.000000000
5.886666429
0.000000000
6.53313000%
M-3
07387VAJ8
25,043,000.00
1000.000000000
0.000000000
0.000000000
0.000000000
1000.000000000
6.108888711
0.000000000
6.78313000%
M-4
07387VAK5
8,646,000.00
1000.000000000
0.000000000
0.000000000
0.000000000
1000.000000000
6.108888503
0.000000000
6.78313000%
M-5
07387VAL3
9,540,000.00
1000.000000000
0.000000000
0.000000000
0.000000000
1000.000000000
6.108888889
0.000000000
6.78313000%
M-6
07387VAM1
7,751,000.00
1000.000000000
0.000000000
0.000000000
0.000000000
1000.000000000
6.108889176
0.000000000
6.78313000%
M-7
07387VAN9
5,963,000.00
1000.000000000
0.000000000
0.000000000
0.000000000
1000.000000000
6.108888144
0.000000000
6.78313000%
M-8
07387VAP4
6,261,000.00
1000.000000000
0.000000000
0.000000000
0.000000000
1000.000000000
6.108888356
0.000000000
6.78313000%
M-9
07387VAQ2
5,963,000.00
1000.000000000
0.000000000
0.000000000
0.000000000
1000.000000000
6.108888144
0.000000000
6.78313000%
CE
07387VAW9
596,273,395.14 N
997.526224846
0.000000000
0.000000000
0.000000000
995.672606323
2.213661184
0.401585400
N/A
P
07387VAV1
100.00
1000.000000000
0.000000000
0.000000000
0.000000000
1000.000000000
125117.400000000
125117.400000000
N/A
R-1
07387VAR0
0.00
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
N/A
R-2
07387VAS8
0.00
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
N/A
R-3
07387VAT6
0.00
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
N/A
RX
07387VAU3
0.00
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
N/A
Interest Adjustment*
Next Rate **
* Per $1,000 of Original Face Value ** Estimated
BOND PAYMENT
Class
CUSIP
Original Face
Value
Beginning Certificate
Balance *
Principal Payment
*
Principal
Adjustment or
Loss
Deferred Interest *
Ending Certificate
Balance *
Interest Payment *
Distribution Date: 26-Nov-07
Statement to Certificate Holders (FACTORS)
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7

21-Nov-2007 10:03
(c) 2007 LaSalle Bank N.A.

Interest Summary
Principal Summary
Reserve Fund
Interest Summary
Principal Summary
Beginning Balance
5,000.00
Scheduled Interest
4,331,756.27
Scheduled Prin Distribution
247,349.19
Withdrawal from Trust
0.00
Fees
249,567.64
Curtailments
18,618.14
Reimbursement from Waterfall
0.00
Remittance Interest
4,082,188.63
Prepayments in Full
839,296.08
Ending Balance
5,000.00
Other Interest Proceeds/Shortfalls
Liquidation Proceeds
0.00
Prepayment Penalties
12,511.74
Repurchase Proceeds
0.00
Swap Agreement
Other Interest Loss
0.00
Other Principal Proceeds
0.00
Other Interest Proceeds
0.00
Remittance Principal
1,105,263.41
Net Swap payment payable to the Swap
Non-advancing Interest
0.00
Administrator
239,454.69
Net PPIS/Relief Act Shortfall
0.00
Net Swap payment payable to the Swap Provider
0.00
Modification Shortfall
0.00
Other Interest Proceeds/Shortfalls
12,511.74
Swap Termination payment payable to the Swap
Interest Adjusted
4,094,700.37
Administrator
0.00
Fee Summary
Swap Termination payment payable to the Swap
0.00
Total Servicing Fees
247,832.95
Provider
Total Trustee Fees
1,734.69
LPMI Fees
0.00
Credit Manager's Fees
0.00
Misc. Fees / Trust Expense
0.00
Insurance Premium
0.00
Total Fees
249,567.64
Advances (Principal & Interest)
Prior Month's Outstanding Advances
3,740,654.48
Current Advances
N/A
Reimbursement of Prior Advances
N/A
Outstanding Advances
4,127,781.18
P&I Due Certificate Holders
5,439,418.47
Pool Source of Funds
Non-Pool Source of Funds
P&I Advances as of the end of the Due Period do not reflect the amount of advances remitted by the Servicer on the Servicer Remittance Date due to additional proceeds received between the end of the Due Period and the Servicer Remittance Date and netted from the P&I Advances stated as of the end of the Due Period.
Distribution Date: 26-Nov-07
Cash Reconciliation Summary
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7

21-Nov-2007 10:03
(c) 2007 LaSalle Bank N.A.

Fixed 1st Lien
ARM 228 1st Lien
ARM 327 1st Lien
Total
Interest Summary
Scheduled Interest
1,166,975.21
842,396.45
309,882.90
2,319,254.56
Fees
70,173.19
47,493.25
16,267.70
133,934.14
Remittance Interest
1,096,802.02
794,903.20
293,615.20
2,185,320.42
Other Interest Proceeds/Shortfalls
Prepayment Penalties
6,501.37
0.00
0.00
6,501.37
Other Interest Loss
0.00
0.00
0.00
0.00
Other Interest Proceeds
0.00
0.00
0.00
0.00
Non-advancing Interest
0.00
0.00
0.00
0.00
Net PPIS/Relief Act Shortfall
0.00
0.00
0.00
0.00
Modification Shortfall
0.00
0.00
0.00
0.00
Other Interest Proceeds/Shortfalls
6,501.37
0.00
0.00
6,501.37
Interest Adjusted
1,103,303.39
794,903.20
293,615.20
2,191,821.79
Principal Summary
Scheduled Principal Distribution
79,449.41
37,518.78
13,820.29
130,788.48
Curtailments
14,572.79
(5,444.11)
3,652.89
12,781.57
Prepayments in Full
148,392.43
0.00
0.00
148,392.43
Liquidation Proceeds
0.00
0.00
0.00
0.00
Repurchase Proceeds
0.00
0.00
0.00
0.00
Other Principal Proceeds
0.00
0.00
0.00
0.00
Less Mod Losses
0.00
0.00
0.00
0.00
Remittance Principal
242,414.63
32,074.67
17,473.18
291,962.48
Fee Summary
Total Servicing Fees
69,685.41
47,163.10
16,154.58
133,003.09
Total Trustee Fees
487.78
330.15
113.12
931.05
LPMI Fees
0.00
0.00
0.00
0.00
Misc. Fees
0.00
0.00
0.00
0.00
Total Fees
70,173.19
47,493.25
16,267.70
133,934.14
Beginning Principal Balance
167,244,737.82
113,191,444.68
38,771,034.43
319,207,216.93
Ending Principal Balance
167,002,323.19
113,159,370.01
38,753,561.25
318,915,254.45
Advances (Principal & Interest)
Prior Month's Outstanding Advances
993,131.62
713,172.40
247,357.45
1,953,661.47
Current Advances
N/A
N/A
N/A
N/A
Reimbursement of Prior Advances
N/A
N/A
N/A
N/A
Outstanding Advances
1,079,696.89
810,070.65
273,756.72
2,163,524.26
Distribution Date: 26-Nov-07
Cash Reconciliation Summary Group I Loans
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7

21-Nov-2007 10:03
(c) 2007 LaSalle Bank N.A.

Distribution Date: 26-Nov-07
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Fixed 1st Lien
ARM 228 1st Lien
ARM 327 1st Lien
Total
Interest Summary
Scheduled Interest
686,608.64
633,653.35
16,250.97
1,336,512.96
Fees
41,195.80
34,715.44
895.96
76,807.20
Remittance Interest
645,412.84
598,937.91
15,355.01
1,259,705.76
Other Interest Proceeds/Shortfalls
Prepayment Penalties
0.00
6,010.37
0.00
6,010.37
Other Interest Loss
0.00
0.00
0.00
0.00
Other Interest Proceeds
0.00
0.00
0.00
0.00
Non-advancing Interest
0.00
0.00
0.00
0.00
Net PPIS/Relief Act Shortfall
0.00
0.00
0.00
0.00
Modification Shortfall
0.00
0.00
0.00
0.00
Other Interest Proceeds/Shortfalls
0.00
6,010.37
0.00
6,010.37
Interest Adjusted
645,412.84
604,948.28
15,355.01
1,265,716.13
Principal Summary
Scheduled Principal Distribution
49,047.97
30,470.65
703.64
80,222.26
Curtailments
1,539.49
3,062.59
3.47
4,605.55
Prepayments in Full
0.00
481,072.42
0.00
481,072.42
Liquidation Proceeds
0.00
0.00
0.00
0.00
Repurchase Proceeds
0.00
0.00
0.00
0.00
Other Principal Proceeds
0.00
0.00
0.00
0.00
Less Mod Losses
0.00
0.00
0.00
0.00
Remittance Principal
50,587.46
514,605.66
707.11
565,900.23
Fee Summary
Total Servicing Fees
40,909.53
34,474.12
889.73
76,273.38
Total Trustee Fees
286.27
241.32
6.23
533.82
LPMI Fees
0.00
0.00
0.00
0.00
Misc. Fees
0.00
0.00
0.00
0.00
Total Fees
41,195.80
34,715.44
895.96
76,807.20
Beginning Principal Balance
98,182,624.84
82,737,710.93
2,135,344.61
183,055,680.38
Ending Principal Balance
98,132,037.38
82,223,105.27
2,134,637.50
182,489,780.15
Advances (Principal & Interest)
Prior Month's Outstanding Advances
635,125.84
594,116.57
10,255.10
1,239,497.51
Current Advances
N/A
N/A
N/A
N/A
Reimbursement of Prior Advances
N/A
N/A
N/A
N/A
Outstanding Advances
677,926.96
662,225.20
11,605.90
1,351,758.06
Cash Reconciliation Summary Group II Loans

21-Nov-2007 10:03
(c) 2007 LaSalle Bank N.A.

Distribution Date: 26-Nov-07
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Fixed 1st Lien
ARM 228 1st Lien
ARM 327 1st Lien
Total
Interest Summary
Scheduled Interest
392,115.13
149,544.27
134,329.35
675,988.75
Fees
23,101.70
8,365.99
7,358.61
38,826.30
Remittance Interest
369,013.43
141,178.28
126,970.74
637,162.45
Other Interest Proceeds/Shortfalls
Prepayment Penalties
0.00
0.00
0.00
0.00
Other Interest Loss
0.00
0.00
0.00
0.00
Other Interest Proceeds
0.00
0.00
0.00
0.00
Non-advancing Interest
0.00
0.00
0.00
0.00
Net PPIS/Relief Act Shortfall
0.00
0.00
0.00
0.00
Modification Shortfall
0.00
0.00
0.00
0.00
Other Interest Proceeds/Shortfalls
0.00
0.00
0.00
0.00
Interest Adjusted
369,013.43
141,178.28
126,970.74
637,162.45
Principal Summary
Scheduled Principal Distribution
23,678.86
7,117.90
5,541.69
36,338.45
Curtailments
1,146.25
30.99
53.78
1,231.02
Prepayments in Full
0.00
0.00
209,831.23
209,831.23
Liquidation Proceeds
0.00
0.00
0.00
0.00
Repurchase Proceeds
0.00
0.00
0.00
0.00
Other Principal Proceeds
0.00
0.00
0.00
0.00
Less Mod Losses
0.00
0.00
0.00
0.00
Remittance Principal
24,825.11
7,148.89
215,426.70
247,400.70
Fee Summary
Total Servicing Fees
22,941.16
8,307.85
7,307.47
38,556.48
Total Trustee Fees
160.54
58.14
51.14
269.82
LPMI Fees
0.00
0.00
0.00
0.00
Misc. Fees
0.00
0.00
0.00
0.00
Total Fees
23,101.70
8,365.99
7,358.61
38,826.30
Beginning Principal Balance
55,058,718.04
19,938,836.30
17,537,897.18
92,535,451.52
Ending Principal Balance
55,033,892.93
19,931,687.41
17,322,470.48
92,288,050.82
Advances (Principal & Interest)
Prior Month's Outstanding Advances
322,370.37
114,491.06
110,634.07
547,495.50
Current Advances
N/A
N/A
N/A
N/A
Reimbursement of Prior Advances
N/A
N/A
N/A
N/A
Outstanding Advances
362,475.47
139,774.50
110,248.89
612,498.86
Cash Reconciliation Summary Group III Loans

21-Nov-2007 10:03
(c) 2007 LaSalle Bank N.A.

Pool Detail
Performance Indicators
Factors Impacting Principal Payment Rules
WA Rates/Life
Historical
Amount
Count
Delinquency Levels
Num
Den
%
Fixed
Adj
Overall
Cut-off Pool Balance
596,273,395.14
2,440
3 mo. Rolling Average
254,649
594,245,717
0.04%
WAC - Remit Current
7.91%
8.62%
8.24%
Cum Scheduled Principal
493,887.25
6 mo. Rolling Average
254,649
594,245,717
0.04%
WAC - Remit Original
7.91%
8.62%
8.24%
Cum Unscheduled Principal
2,086,422.47
12 mo. Rolling Average
254,649
594,245,717
0.04%
WAC - Current
8.41%
9.13%
8.74%
Cum Liquidations
0.00
Loss Levels
Amount
Count
WAC - Original
8.41%
9.13%
8.74%
Cum Repurchases
0.00
3 mo. Cum Loss
0.00
0
WAL - Current
355.12
357.40
356.17
6 mo. Cum loss
0.00
0
WAL - Original
356.18
358.40
357.21
Current
Amount
Count
%
12 mo. Cum Loss
0.00
0
Beginning Pool
594,798,348.83
2,433
99.75%
Current Index Rate
Scheduled Principal
247,349.19
0.04%
Triggers
Next Index Rate
Unscheduled Principal
857,914.22
4
0.14%
Liquidations
0.00
0
0.00%
> Delinquency Trigger Event
(2)
NO
Repurchases
0.00
0
0.00%
Delinquency Event Calc
(1)
509,297.64
593,693,085
0.09%
Ending Pool
593,693,085.42
2,429
99.57%
> Loss Trigger Event?
(3)
NO
Average Loan Balance
244,418.73
Cumulative Loss
0
0.00%
Current Loss Detail
Amount
> Overall Trigger Event?
NO
Liquidation
0.00
Pool Composition
Realized Loss
0.00
Step Down Date
Realized Loss Adjustment
0.00
Distribution Count
2
Properties
%/Score
Net Liquidation
0.00
Current Specified Enhancement %
(4)
22.55%
Cut-off LTV
75.64%
Step Down %
(5)
44.90%
Cash Out/Refinance
94.26%
Credit Enhancement
Amount
%
% of Current Specified Enhancement %
(6)
35.63%
SFR
87.29%
Original OC
34,286,395.14
5.75%
> Step Down Date?
NO
Target OC
34,285,720.22
5.75%
Min
Max
W A
Beginning OC
34,285,720.23
Extra Principal
0.00
FICO
500
810
602.53
OC Amount per PSA
34,285,720.25
5.75%
Cumulative Extra Principal
0.00
Ending OC
34,285,720.22
OC Release
0.01
Mezz Certificates
99,576,999.98 16.70%
Legend: (1) 60 Days+, REO, BK, F/C % (3) Condn: Cum Loss > specified thresholds (5) Defined Benchmark (7) Condn: Distn Cnt > 36, (4) > (5)
(2) (1) > (6) * (4), then TRUE (4) Mezzanine Certs + OC Amount / Ending Pool Bal (6) Defined Benchmark (Used in Delinq Event Calc)
Note: Delinquency and Loss Event Triggers may be flagged as "Yes" prior to the Step Down Date on account of the percentage thresholds being breached.
Owner Occupied
568,911,046.48
95.60%
Balance
450,103,044.85
560,895,828.21
519,420,109.78
Misc/Additional Information
Pool Level Information
4.872500%
4.783130%
Distribution Date: 26-Nov-07
Pool Detail and Performance Indicators Total (All Loans)
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7

21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

Distribution Date: 26-Nov-07
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Pool Detail
Performance Indicators
Factors Impacting Principal Payment Rules
WA Rates/Life
Historical
Amount
Count
Delinquency Levels
Num
Den
%
Fixed
Adj
Overall
Cut-off Pool Balance
319,745,554.81
1,178
3 mo. Rolling Average
254,649
319,061,236
0.08%
WAC - Remit Current
7.87%
8.60%
8.22%
Cum Scheduled Principal
260,918.18
6 mo. Rolling Average
254,649
319,061,236
0.08%
WAC - Remit Original
7.87%
8.59%
8.21%
Cum Unscheduled Principal
569,382.18
12 mo. Rolling Average
254,649
319,061,236
0.08%
WAC - Current
8.37%
9.10%
8.72%
Cum Liquidations
0.00
Loss Levels
Amount
Count
WAC - Original
8.37%
9.10%
8.72%
Cum Repurchases
0.00
3 mo. Cum Loss
0.00
0
WAL - Current
355.28
357.51
356.34
6 mo. Cum loss
0.00
0
WAL - Original
356.37
358.51
357.39
Current
Amount
Count
%
12 mo. Cum Loss
0.00
0
Beginning Pool
319,207,216.93
1,175
99.83%
Current Index Rate
Scheduled Principal
130,788.48
0.04%
Next Index Rate
Unscheduled Principal
161,174.00
1
0.05%
Liquidations
0.00
0
0.00%
Repurchases
0.00
0
0.00%
Ending Pool
318,915,254.45
1,174
99.74%
Average Loan Balance
271,648.43
Current Loss Detail
Amount
Liquidation
0.00
Pool Composition
Realized Loss
0.00
Realized Loss Adjustment
0.00
Properties
%/Score
Net Liquidation
0.00
Cut-off LTV
75.93%
Cash Out/Refinance
93.18%
SFR
90.21%
Min
Max
W A
FICO
500
801
606.44
Pool Detail and Performance Indicators Group I Loans
297,580,530.46
288,080,657.94
Misc/Additional Information
Pool Level Information
N/A
N/A
Legend: (1) 60 Days+, REO, BK, F/C % (3) Condn: Cum Loss > specified thresholds (5) Defined Benchmark (7) Condn: Distn Cnt > 36, (4) > (5)
(2) (1) > (6) * (4), then TRUE (4) Mezzanine Certs + OC Amount / Ending Pool Bal (6) Defined Benchmark (Used in Delinq Event Calc)
Note: Delinquency and Loss Event Triggers may be flagged as "Yes" prior to the Step Down Date on account of the percentage thresholds being breached.
Owner Occupied
306,816,755.92
96.07%
Balance
242,484,338.72

21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

Distribution Date: 26-Nov-07
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Pool Detail
Performance Indicators
Factors Impacting Principal Payment Rules
WA Rates/Life
Historical
Amount
Count
Delinquency Levels
Num
Den
%
Fixed
Adj
Overall
Cut-off Pool Balance
183,855,655.59
871
3 mo. Rolling Average
0
182,772,730
0.00%
WAC - Remit Current
7.89%
8.69%
8.26%
Cum Scheduled Principal
160,320.63
6 mo. Rolling Average
0
182,772,730
0.00%
WAC - Remit Original
7.89%
8.69%
8.26%
Cum Unscheduled Principal
1,205,554.81
12 mo. Rolling Average
0
182,772,730
0.00%
WAC - Current
8.39%
9.19%
8.76%
Cum Liquidations
0.00
Loss Levels
Amount
Count
WAC - Original
8.39%
9.19%
8.76%
Cum Repurchases
0.00
3 mo. Cum Loss
0.00
0
WAL - Current
354.18
356.95
355.46
6 mo. Cum loss
0.00
0
WAL - Original
355.22
357.95
356.49
Current
Amount
Count
%
12 mo. Cum Loss
0.00
0
Beginning Pool
183,055,680.38
868
99.56%
Current Index Rate
Scheduled Principal
80,222.26
0.04%
Next Index Rate
Unscheduled Principal
485,677.97
2
0.26%
Liquidations
0.00
0
0.00%
Repurchases
0.00
0
0.00%
Ending Pool
182,489,780.15
866
99.26%
Average Loan Balance
210,727.23
Current Loss Detail
Amount
Liquidation
0.00
Pool Composition
Realized Loss
0.00
Realized Loss Adjustment
0.00
Properties
%/Score
Net Liquidation
0.00
Cut-off LTV
75.72%
Cash Out/Refinance
95.63%
SFR
84.24%
Min
Max
W A
FICO
500
810
598.31
Pool Detail and Performance Indicators Group II Loans
Misc/Additional Information
Pool Level Information
N/A
N/A
Legend: (1) 60 Days+, REO, BK, F/C % (3) Condn: Cum Loss > specified thresholds (5) Defined Benchmark (7) Condn: Distn Cnt > 36, (4) > (5)
(2) (1) > (6) * (4), then TRUE (4) Mezzanine Certs + OC Amount / Ending Pool Bal (6) Defined Benchmark (Used in Delinq Event Calc)
Note: Delinquency and Loss Event Triggers may be flagged as "Yes" prior to the Step Down Date on account of the percentage thresholds being breached.
Owner Occupied
173,646,405.82
94.81%
Balance
138,675,815.06
175,144,763.51
154,272,817.10

21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

Distribution Date: 26-Nov-07
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Pool Detail
Performance Indicators
Factors Impacting Principal Payment Rules
WA Rates/Life
Historical
Amount
Count
Delinquency Levels
Num
Den
%
Fixed
Adj
Overall
Cut-off Pool Balance
92,672,184.74
391
3 mo. Rolling Average
0
92,411,751
0.00%
WAC - Remit Current
8.04%
8.59%
8.26%
Cum Scheduled Principal
72,648.44
6 mo. Rolling Average
0
92,411,751
0.00%
WAC - Remit Original
8.04%
8.59%
8.26%
Cum Unscheduled Principal
311,485.48
12 mo. Rolling Average
0
92,411,751
0.00%
WAC - Current
8.55%
9.09%
8.77%
Cum Liquidations
0.00
Loss Levels
Amount
Count
WAC - Original
8.55%
9.09%
8.77%
Cum Repurchases
0.00
3 mo. Cum Loss
0.00
0
WAL - Current
356.33
358.00
357.01
6 mo. Cum loss
0.00
0
WAL - Original
357.35
359.00
358.02
Current
Amount
Count
%
12 mo. Cum Loss
0.00
0
Beginning Pool
92,535,451.52
390
99.85%
Current Index Rate
Scheduled Principal
36,338.45
0.04%
Next Index Rate
Unscheduled Principal
211,062.25
1
0.23%
Liquidations
0.00
0
0.00%
Repurchases
0.00
0
0.00%
Ending Pool
92,288,050.82
389
99.59%
Average Loan Balance
237,244.35
Current Loss Detail
Amount
Liquidation
0.00
Pool Composition
Realized Loss
0.00
Realized Loss Adjustment
0.00
Properties
%/Score
Net Liquidation
0.00
Cut-off LTV
74.47%
Cash Out/Refinance
95.25%
SFR
83.25%
Min
Max
W A
FICO
500
782
597.38
Pool Detail and Performance Indicators Group III Loans
Misc/Additional Information
Pool Level Information
N/A
N/A
Legend: (1) 60 Days+, REO, BK, F/C % (3) Condn: Cum Loss > specified thresholds (5) Defined Benchmark (7) Condn: Distn Cnt > 36, (4) > (5)
(2) (1) > (6) * (4), then TRUE (4) Mezzanine Certs + OC Amount / Ending Pool Bal (6) Defined Benchmark (Used in Delinq Event Calc)
Note: Delinquency and Loss Event Triggers may be flagged as "Yes" prior to the Step Down Date on account of the percentage thresholds being breached.
Owner Occupied
88,447,884.74
95.54%
Balance
68,942,891.07
88,170,534.24
77,066,634.74

21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

Total (All Loans)
Delinquency Trigger Event
NO
Delinquency Trigger Threshold
8.03%
Delinquency Event Calc
0.09%
Numerator
60 - 89 Days Delinquent
0.00
90+ Days Delinquent
0.00
Foreclosure Balance
0.00
Bankruptcy Balance
509,297.64
REO Balance
0.00
12-month Repurchase Total
(1)
0.00
12-month Modification Total
0.00
12-month Substitution Total
0.00
509,297.64
Denominator
Ending Princpial Balance
593,693,085.42
12-month Repurchase Total
(1)
0.00
593,693,085.42
(1)
Loans other than breach of representations and warranties
Distribution Date: 26-Nov-07
Delinquency Trigger Event Breakdown
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7

21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

I-A-1
Act/360
32
210,230,908.44
5.872500000%
1,097,405.35
0.00
0.00
1,097,405.35
1,097,405.35
0.00
0.00
0.00
0.00
No
I-A-2
Act/360
32
37,194,000.00
6.472500000%
213,989.48
0.00
0.00
213,989.48
213,989.48
0.00
0.00
0.00
0.00
No
II-A-1
Act/360
32
137,118,681.80
5.822500000%
709,665.36
0.00
0.00
709,665.36
709,665.36
0.00
0.00
0.00
0.00
No
II-A-2
Act/360
32
4,661,709.02
5.872500000%
24,334.12
0.00
0.00
24,334.12
24,334.12
0.00
0.00
0.00
0.00
No
III-A-1
Act/360
32
69,371,823.10
5.872500000%
362,120.92
0.00
0.00
362,120.92
362,120.92
0.00
0.00
0.00
0.00
No
III-A-2
Act/360
32
2,358,506.24
5.872500000%
12,311.40
0.00
0.00
12,311.40
12,311.40
0.00
0.00
0.00
0.00
No
M-1
Act/360
32
16,398,000.00
5.272500000%
76,851.96
0.00
0.00
76,851.96
76,851.96
0.00
0.00
0.00
0.00
No
M-2
Act/360
32
14,012,000.00
6.622500000%
82,483.97
0.00
0.00
82,483.97
82,483.97
0.00
0.00
0.00
0.00
No
M-3
Act/360
32
25,043,000.00
6.872500000%
152,984.90
0.00
0.00
152,984.90
152,984.90
0.00
0.00
0.00
0.00
No
M-4
Act/360
32
8,646,000.00
6.872500000%
52,817.45
0.00
0.00
52,817.45
52,817.45
0.00
0.00
0.00
0.00
No
M-5
Act/360
32
9,540,000.00
6.872500000%
58,278.80
0.00
0.00
58,278.80
58,278.80
0.00
0.00
0.00
0.00
No
M-6
Act/360
32
7,751,000.00
6.872500000%
47,350.00
0.00
0.00
47,350.00
47,350.00
0.00
0.00
0.00
0.00
No
M-7
Act/360
32
5,963,000.00
6.872500000%
36,427.30
0.00
0.00
36,427.30
36,427.30
0.00
0.00
0.00
0.00
No
M-8
Act/360
32
6,261,000.00
6.872500000%
38,247.75
0.00
0.00
38,247.75
38,247.75
0.00
0.00
0.00
0.00
No
M-9
Act/360
32
5,963,000.00
6.872500000%
36,427.30
0.00
0.00
36,427.30
36,427.30
0.00
0.00
0.00
0.00
No
CE
30/360
30
594,798,348.83
2.179883500%
1,080,492.58
239,454.69
0.00
1,319,947.27
1,319,947.27
0.00
0.00
0.00
0.00
No
P
100.00
N/A
0.00
12,511.74
0.00
12,511.74
12,511.74
0.00
0.00
0.00
0.00
No
R-1
0.00
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
N/A
R-2
0.00
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
N/A
R-3
0.00
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
N/A
RX
0.00
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
N/A
Total
560,512,728.60
4,082,188.64
251,966.43
0.00
4,334,155.07
4,334,155.07
0.00
0.00
0.00
0.00
Remaining
Basis Risk
Carry-Fwd
Shortfall
Outstanding Relief
Act / Prepayment
Interest Shortfalls
Net Cap
Rate in
Effect Y/N
(1)
Basis Risk Carry-Forward Shortfall - difference between LIBOR plus margin and the Net Rate Cap.
Distributable
Certificate
Interest
Interest Payment
Amount
Current Period
(Shortfall) /
Recovery
Remaining Int
Carry-Forward
Shortfall
- - A c c r u a l - -
- - - - - - - - O u t s t a n d i n g - - - - - - - -
Class
Method
Days
Opening Balance
Pass-Thru Rate
Accrual
Certificate
Interest
Total Interest
Additions
Total Interest
Deductions
Distribution Date: 26-Nov-07
Bond Interest Reconciliation - Part I
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7

21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

I-A-1
23-Nov-07
25-Oct-07
26-Nov-07
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
I-A-2
23-Nov-07
25-Oct-07
26-Nov-07
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
II-A-1
23-Nov-07
25-Oct-07
26-Nov-07
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
II-A-2
23-Nov-07
25-Oct-07
26-Nov-07
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
III-A-1
23-Nov-07
25-Oct-07
26-Nov-07
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
III-A-2
23-Nov-07
25-Oct-07
26-Nov-07
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
M-1
23-Nov-07
25-Oct-07
26-Nov-07
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
M-2
23-Nov-07
25-Oct-07
26-Nov-07
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
M-3
23-Nov-07
25-Oct-07
26-Nov-07
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
M-4
23-Nov-07
25-Oct-07
26-Nov-07
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
M-5
23-Nov-07
25-Oct-07
26-Nov-07
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
M-6
23-Nov-07
25-Oct-07
26-Nov-07
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
M-7
23-Nov-07
25-Oct-07
26-Nov-07
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
M-8
23-Nov-07
25-Oct-07
26-Nov-07
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
M-9
23-Nov-07
25-Oct-07
26-Nov-07
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
CE
31-Oct-07
1-Oct-07
1-Nov-07
0.00
0.00
0.00
0.00
0.00
239,454.69
0.00
0.00
0.00
P
31-Oct-07
1-Oct-07
1-Nov-07
0.00
0.00
12,511.74
0.00
0.00
0.00
0.00
0.00
0.00
R-1
31-Oct-07
1-Oct-07
1-Nov-07
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
R-2
31-Oct-07
1-Oct-07
1-Nov-07
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
R-3
31-Oct-07
1-Oct-07
1-Nov-07
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
RX
31-Oct-07
1-Nov-07
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Total
0.00
0.00
12,511.74
0.00
0.00
239,454.69
0.00
0.00
0.00
Current Basis Risk
Carry-Fwd
Shortfall
(1)
Other Interest Proceeds are additional interest amounts specifically allocated to the bond(s) and used in determining the bonds Distributable Interest.
(2)
Interest Carry-Forward Shortfall is unpaid interest with interest thereon.
(3)
Basis Risk Carry-Forward Shortfall - difference between LIBOR plus margin and the Net Rate Cap.
Prior Shortfall
Reimbursement
Other Interest
Proceeds
(1)
Other Interest
Losses
Current Int Carry-
Fwd Shortfall
(2)
- - - - - - - - - - - - - - - - - - - - - - - - - - - A d d i t i o n s - - - - - - - - - - - - - - - - - - - - - - - - - - - -
- - - - - - - - - - - D e d u c t i o n s - - - - - - - - - -
Class
Record Date
Prior Interest Due
Date
Current Interest
Due Date
Interest Rate
SWAP Agreement
Deposits from YM
Agreement
Prepayment
Premiums
Prior Int Carry-Fwd
Shortfall
Distribution Date: 26-Nov-07
Bond Interest Reconciliation - Part II
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7

21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

I-A-1
210,769,000.00
210,230,908.44
130,788.48
161,174.00
0.00
0.00
0.00
0.00
0.00
209,938,945.96
25-Aug-37
N/A
N/A
I-A-2
37,194,000.00
37,194,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
37,194,000.00
26-Oct-37
N/A
N/A
II-A-1
137,892,000.00
137,118,681.80
77,584.57
469,708.98
0.00
0.00
0.00
0.00
0.00
136,571,388.25
26-Oct-37
N/A
N/A
II-A-2
4,688,000.00
4,661,709.02
2,637.69
15,968.99
0.00
0.00
0.00
0.00
0.00
4,643,102.34
26-Oct-37
N/A
N/A
III-A-1
69,504,000.00
69,371,823.10
35,143.64
204,122.48
0.00
0.00
0.00
0.00
0.00
69,132,556.98
26-Oct-37
N/A
N/A
III-A-2
2,363,000.00
2,358,506.24
1,194.81
6,939.76
0.00
0.00
0.00
0.00
0.00
2,350,371.67
26-Oct-37
N/A
N/A
M-1
16,398,000.00
16,398,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
16,398,000.00
26-Oct-37
N/A
N/A
M-2
14,012,000.00
14,012,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
14,012,000.00
26-Oct-37
N/A
N/A
M-3
25,043,000.00
25,043,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
25,043,000.00
26-Oct-37
N/A
N/A
M-4
8,646,000.00
8,646,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
8,646,000.00
26-Oct-37
N/A
N/A
M-5
9,540,000.00
9,540,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
9,540,000.00
26-Oct-37
N/A
N/A
M-6
7,751,000.00
7,751,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
7,751,000.00
26-Oct-37
N/A
N/A
M-7
5,963,000.00
5,963,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
5,963,000.00
26-Oct-37
N/A
N/A
M-8
6,261,000.00
6,261,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
6,261,000.00
26-Oct-37
N/A
N/A
M-9
5,963,000.00
5,963,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
5,963,000.00
26-Oct-37
N/A
N/A
CE
596,273,395.14
594,798,348.83
0.00
0.00
0.00
0.00
0.00
0.00
0.00
593,693,085.42
26-Oct-37
N/A
N/A
P
100.00
100.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
100.00
26-Oct-37
N/A
N/A
R-1
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
26-Oct-37
N/A
N/A
R-2
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
26-Oct-37
N/A
N/A
R-3
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
26-Oct-37
N/A
N/A
RX
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
26-Oct-37
N/A
N/A
Total
561,987,100.00
560,512,728.60
247,349.19
857,914.21
0.00
0.00
0.00
0.00
0.00
559,407,465.20
Rated
Final
Maturity
Original
Current
Current
Losses
Cumulative
Losses
Interest on
Losses
Ending
Class Balance
- - - - - - - - - - - - - - - - L o s s e s - - - - - - - - - - - - - - -
- Credit Support -
Class
Original Class
Balance
Beginning Class
Balance
Scheduled Principal
Payment
Unscheduled
Principal
Payment
Extra
Principal
Payment
Prior
Loss
Reimburs.
Distribution Date: 26-Nov-07
Bond Principal Reconciliation
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7

21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

Class
CUSIP
Fitch
Moody's
DBRS
S&P
I-A-1
07387VAA7
NR
Aaa
NR
AAA
I-A-2
07387VAB5
NR
Aaa
NR
AAA
II-A-1
07387VAC3
NR
Aaa
NR
AAA
II-A-2
07387VAD1
NR
Aa1
NR
AAA
III-A-1
07387VAE9
NR
Aaa
NR
AAA
III-A-2
07387VAF6
NR
Aa1
NR
AAA
M-1
07387VAG4
NR
Aa1
NR
AA+
M-2
07387VAH2
NR
Aa2
NR
AA
M-3
07387VAJ8
NR
Aa3
NR
AA-
M-4
07387VAK5
NR
A1
NR
A+
M-5
07387VAL3
NR
A2
NR
A
M-6
07387VAM1
NR
A3
NR
A-
M-7
07387VAN9
NR
Baa1
NR
BBB+
M-8
07387VAP4
NR
Baa2
NR
BBB
M-9
07387VAQ2
NR
Baa3
NR
BBB-
CE
07387VAW9
NR
NR
NR
NR
P
07387VAV1
NR
NR
NR
NR
NR - Designates that the class was not rated by the rating agency.
(1)
Changed ratings provided on this report are based on information provided by the applicable rating agency via electronic transmission. It shall be understood that this transmission will generally have been provided to LaSalle within 30 days of the payment date listed on this statement. Because ratings may have changed during the 30 day window, or may not be being provided by the rating agency in an electronic format and therefore not being updated on this report, LaSalle recommends that investors obtain current rating information directly from the rating agency.
- - - - - - - - - - - - O r i g i n a l R a t i n g s - - - - - - - - - -
- - - - - - - - - - - - - - - - R a t i n g s C h a n g e / C h a n g e D a t e
(1)
- - - - - - - - - - - - - - - -
Fitch
Moody's
DBRS
S&P
Distribution Date: 26-Nov-07
Ratings Information
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7

21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

Type
Count
Count (%)
Balance
Balance (%)
Arrears
Arrears (%)
REO Book Value
0
2410
99.0547%
588,712,047.13
99.1362%
0.00
0.0000%
0.00
0.00
30
19
0.7809%
4,620,133.08
0.7780%
0.00
0.0000%
0.00
0.00
BKY0
1
0.0411%
509,297.64
0.0858%
0.00
0.0000%
0.00
0.00
PIF
3
0.1233%
0.00
0.0000%
0.00
0.0000%
0.00
0.00
Total (Prior Month End):
2433
100.0000%
593,841,477.00
100.0000%
0.00
0.0000%
0.00
0.00
Delinq Total (Prior Month End):
19
0.7809%
4,620,133.00
0.7780%
0.00
0.0000%
0.00
0.00
0
1172
99.7447%
317,995,999.36
99.6654%
0.00
0.0000%
0.00
0.00
30
2
0.1702%
558,349.88
0.1750%
0.00
0.0000%
0.00
0.00
BKY0
1
0.0851%
509,297.64
0.1596%
0.00
0.0000%
0.00
0.00
Total (Prior Month End):
1175
100.0000%
319,063,646.00
100.0000%
0.00
0.0000%
0.00
0.00
Delinq Total (Prior Month End):
2
0.1702%
558,349.00
0.1750%
0.00
0.0000%
0.00
0.00
F/C Quick Sale Value
Total
Group 1
Distribution Date: 26-Nov-07
End of Month Balance Reporting
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7

21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

Distribution Date: 26-Nov-07
End of Month Balance Reporting
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Type
Count
Count (%)
Balance
Balance (%)
Arrears
Arrears (%)
REO Book Value
0
849
97.8111%
178,427,996.95
97.7742%
0.00
0.0000%
0.00
0.00
30
17
1.9585%
4,061,783.20
2.2258%
0.00
0.0000%
0.00
0.00
PIF
2
0.2304%
0.00
0.0000%
0.00
0.0000%
0.00
0.00
Total (Prior Month End):
868
100.0000%
182,489,780.00
100.0000%
0.00
0.0000%
0.00
0.00
Delinq Total (Prior Month End):
17
1.9585%
4,061,783.00
2.2258%
0.00
0.0000%
0.00
0.00
0
389
99.7436%
92,288,050.82
100.0000%
0.00
0.0000%
0.00
0.00
PIF
1
0.2564%
0.00
0.0000%
0.00
0.0000%
0.00
0.00
Total (Prior Month End):
390
100.0000%
92,288,050.00
100.0000%
0.00
0.0000%
0.00
0.00
Delinq Total (Prior Month End):
0
0.0000%
0.00
0.0000%
0.00
0.0000%
0.00
0.00
Group 3
F/C Quick Sale Value
Group 2

21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
26-Nov-07
2,409
588,563,655
19
4,620,133
0
0
0
0
1
509,298
0
0
0
0
25-Oct-07
2,433
594,798,349
0
0
0
0
0
0
0
0
0
0
0
0
26-Nov-07
99.18%
99.14%
0.78%
0.78%
0.00%
0.00%
0.00%
0.00%
0.04%
0.09%
0.00%
0.00%
0.00%
0.00%
25-Oct-07
100.00%
100.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
Total (All Loans)
Total (All Loans)
Delinquency Balances are Exclusive of REO, Foreclosures and Bankruptcies.
Delinq 3+ Months
Bankruptcy
Foreclosure
REO
Distribution
Date
Current
Delinq 1 Month
Delinq 2 Months
Distribution Date: 26-Nov-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part I (as of Cut-Off)
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7

21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

Distribution Date: 26-Nov-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part I (as of Cut-Off)
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
26-Nov-07
1,171
317,847,607
2
558,350
0
0
0
0
1
509,298
0
0
0
0
25-Oct-07
1,175
319,207,217
0
0
0
0
0
0
0
0
0
0
0
0
26-Nov-07
99.74%
99.67%
0.17%
0.18%
0.00%
0.00%
0.00%
0.00%
0.09%
0.16%
0.00%
0.00%
0.00%
0.00%
25-Oct-07
100.00%
100.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
Group I Loans - Total
Delinquency Balances are Exclusive of REO, Foreclosures and Bankruptcies.
Distribution
Date
Current
Delinq 1 Month
Delinq 2 Months
Delinq 3+ Months
Bankruptcy
Foreclosure
REO
Group I Loans - Total

21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

Distribution Date: 26-Nov-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part I (as of Cut-Off)
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
26-Nov-07
657
166,898,328
1
103,996
0
0
0
0
0
0
0
0
0
0
25-Oct-07
659
167,244,738
0
0
0
0
0
0
0
0
0
0
0
0
26-Nov-07
99.85%
99.94%
0.15%
0.06%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
25-Oct-07
100.00%
100.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
Delinquency Balances are Exclusive of REO, Foreclosures and Bankruptcies.
REO
Group I Fixed 1st Lien
Group I Fixed 1st Lien
Distribution
Date
Current
Delinq 1 Month
Delinq 2 Months
Delinq 3+ Months
Bankruptcy
Foreclosure

21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

Distribution Date: 26-Nov-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part I (as of Cut-Off)
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
26-Nov-07
359
112,195,718
1
454,354
0
0
0
0
1
509,298
0
0
0
0
25-Oct-07
361
113,191,445
0
0
0
0
0
0
0
0
0
0
0
0
26-Nov-07
99.45%
99.15%
0.28%
0.40%
0.00%
0.00%
0.00%
0.00%
0.28%
0.45%
0.00%
0.00%
0.00%
0.00%
25-Oct-07
100.00%
100.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
Group I ARM 228 1st Lien
Group I ARM 228 1st Lien
Delinquency Balances are Exclusive of REO, Foreclosures and Bankruptcies.
Distribution
Date
Current
Delinq 1 Month
Delinq 2 Months
Delinq 3+ Months
Bankruptcy
Foreclosure
REO

21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

Distribution Date: 26-Nov-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part I (as of Cut-Off)
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
26-Nov-07
155
38,753,561
0
0
0
0
0
0
0
0
0
0
0
0
25-Oct-07
155
38,771,034
0
0
0
0
0
0
0
0
0
0
0
0
26-Nov-07
100.00%
100.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
25-Oct-07
100.00%
100.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
Group I ARM 327 1st Lien
Group I ARM 327 1st Lien
Delinquency Balances are Exclusive of REO, Foreclosures and Bankruptcies.
Delinq 3+ Months
Bankruptcy
Foreclosure
REO
Distribution
Date
Current
Delinq 1 Month
Delinq 2 Months

21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

Distribution Date: 26-Nov-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part I (as of Cut-Off)
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
26-Nov-07
849
178,427,997
17
4,061,783
0
0
0
0
0
0
0
0
0
0
25-Oct-07
868
183,055,680
0
0
0
0
0
0
0
0
0
0
0
0
26-Nov-07
98.04%
97.77%
1.96%
2.23%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
25-Oct-07
100.00%
100.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
Group II Loans - Total
Group II Loans - Total
Delinquency Balances are Exclusive of REO, Foreclosures and Bankruptcies.
Delinq 3+ Months
Bankruptcy
Foreclosure
REO
Distribution
Date
Current
Delinq 1 Month
Delinq 2 Months

21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

Distribution Date: 26-Nov-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part I (as of Cut-Off)
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
26-Nov-07
474
96,512,045
9
1,619,992
0
0
0
0
0
0
0
0
0
0
25-Oct-07
483
98,182,625
0
0
0
0
0
0
0
0
0
0
0
0
26-Nov-07
98.14%
98.35%
1.86%
1.65%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
25-Oct-07
100.00%
100.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
Group II Fixed 1st Lien
Group II Fixed 1st Lien
Delinquency Balances are Exclusive of REO, Foreclosures and Bankruptcies.
Delinq 3+ Months
Bankruptcy
Foreclosure
REO
Distribution
Date
Current
Delinq 1 Month
Delinq 2 Months

21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

Distribution Date: 26-Nov-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part I (as of Cut-Off)
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
26-Nov-07
363
79,781,315
8
2,441,791
0
0
0
0
0
0
0
0
0
0
25-Oct-07
373
82,737,711
0
0
0
0
0
0
0
0
0
0
0
0
26-Nov-07
97.84%
97.03%
2.16%
2.97%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
25-Oct-07
100.00%
100.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
Group II ARM 228 1st Lien
Group II ARM 228 1st Lien
Delinquency Balances are Exclusive of REO, Foreclosures and Bankruptcies.
Delinq 3+ Months
Bankruptcy
Foreclosure
REO
Distribution
Date
Current
Delinq 1 Month
Delinq 2 Months

21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

Distribution Date: 26-Nov-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part I (as of Cut-Off)
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
26-Nov-07
12
2,134,638
0
0
0
0
0
0
0
0
0
0
0
0
25-Oct-07
12
2,135,345
0
0
0
0
0
0
0
0
0
0
0
0
26-Nov-07
100.00%
100.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
25-Oct-07
100.00%
100.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
Group II ARM 327 1st Lien
Group II ARM 327 1st Lien
Delinquency Balances are Exclusive of REO, Foreclosures and Bankruptcies.
Delinq 3+ Months
Bankruptcy
Foreclosure
REO
Distribution
Date
Current
Delinq 1 Month
Delinq 2 Months

21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

Distribution Date: 26-Nov-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part I (as of Cut-Off)
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
26-Nov-07
389
92,288,051
0
0
0
0
0
0
0
0
0
0
0
0
25-Oct-07
390
92,535,452
0
0
0
0
0
0
0
0
0
0
0
0
26-Nov-07
100.00%
100.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
25-Oct-07
100.00%
100.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
Group III Loans - Total
Group III Loans - Total
Delinquency Balances are Exclusive of REO, Foreclosures and Bankruptcies.
Delinq 3+ Months
Bankruptcy
Foreclosure
REO
Distribution
Date
Current
Delinq 1 Month
Delinq 2 Months

21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

Distribution Date: 26-Nov-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part I (as of Cut-Off)
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
26-Nov-07
234
55,033,893
0
0
0
0
0
0
0
0
0
0
0
0
25-Oct-07
234
55,058,718
0
0
0
0
0
0
0
0
0
0
0
0
26-Nov-07
100.00%
100.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
25-Oct-07
100.00%
100.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
Group III Fixed 1st Lien
Group III Fixed 1st Lien
Delinquency Balances are Exclusive of REO, Foreclosures and Bankruptcies.
Delinq 3+ Months
Bankruptcy
Foreclosure
REO
Distribution
Date
Current
Delinq 1 Month
Delinq 2 Months

21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

Distribution Date: 26-Nov-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part I (as of Cut-Off)
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
26-Nov-07
85
19,931,687
0
0
0
0
0
0
0
0
0
0
0
0
25-Oct-07
85
19,938,836
0
0
0
0
0
0
0
0
0
0
0
0
26-Nov-07
100.00%
100.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
25-Oct-07
100.00%
100.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
Group III ARM 228 1st Lien
Group III ARM 228 1st Lien
Delinquency Balances are Exclusive of REO, Foreclosures and Bankruptcies.
Delinq 3+ Months
Bankruptcy
Foreclosure
REO
Distribution
Date
Current
Delinq 1 Month
Delinq 2 Months

21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

Distribution Date: 26-Nov-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part I (as of Cut-Off)
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
26-Nov-07
70
17,322,470
0
0
0
0
0
0
0
0
0
0
0
0
25-Oct-07
71
17,537,897
0
0
0
0
0
0
0
0
0
0
0
0
26-Nov-07
100.00%
100.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
25-Oct-07
100.00%
100.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
Group III ARM 327 1st Lien
Group III ARM 327 1st Lien
Delinquency Balances are Exclusive of REO, Foreclosures and Bankruptcies.
Delinq 3+ Months
Bankruptcy
Foreclosure
REO
Distribution
Date
Current
Delinq 1 Month
Delinq 2 Months

21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
26-Nov-07
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
1
509,298
0
0
0
0
0
0
25-Oct-07
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
26-Nov-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.04%
0.09%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
25-Oct-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
61-90 Days
90 + Days
Total (All Loans)
Total (All Loans)
61-90 Days
90 + Days
Current
31-60 Days
- - - - - - - - - - - I n F o r e c l o s u r e a n d D e l i n q u e n t - - - - - - - - - - - - -
- - - - - - - - - - - - - - - I n R E O a n d D e l i n q u e n t - - - - - - - - - - - - - -
- - - - - - - - - - - - - I n B a n k r u p t c y a n d D e l i n q u e n t - - - - - - - - - - - - -
Distribution
Date
Current
31-60 Days
61-90 Days
90 + Days
Current
31-60 Days
Distribution Date: 26-Nov-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part II (as of Cut-Off)
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7

21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

Distribution Date: 26-Nov-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part II (as of Cut-Off)
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
26-Nov-07
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
1
509,298
0
0
0
0
0
0
25-Oct-07
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
26-Nov-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.09%
0.16%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
25-Oct-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
31-60 Days
61-90 Days
90 + Days
Group I Loans - Total
- - - - - - - - - - - I n F o r e c l o s u r e a n d D e l i n q u e n t - - - - - - - - - - - - -
- - - - - - - - - - - - - - - I n R E O a n d D e l i n q u e n t - - - - - - - - - - - - - -
- - - - - - - - - - - - - I n B a n k r u p t c y a n d D e l i n q u e n t - - - - - - - - - - - - -
Distribution
Date
Current
31-60 Days
61-90 Days
Group I Loans - Total
90 + Days
Current
31-60 Days
61-90 Days
90 + Days
Current

21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

Distribution Date: 26-Nov-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part II (as of Cut-Off)
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
26-Nov-07
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
25-Oct-07
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
26-Nov-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
25-Oct-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
90 + Days
Group I Fixed 1st Lien
Group I Fixed 1st Lien
90 + Days
Current
31-60 Days
61-90 Days
90 + Days
Current
31-60 Days
61-90 Days
Distribution
Date
Current
31-60 Days
61-90 Days
- - - - - - - - - - - I n F o r e c l o s u r e a n d D e l i n q u e n t - - - - - - - - - - - - -
- - - - - - - - - - - - - - - I n R E O a n d D e l i n q u e n t - - - - - - - - - - - - - -
- - - - - - - - - - - - - I n B a n k r u p t c y a n d D e l i n q u e n t - - - - - - - - - - - - -

21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

Distribution Date: 26-Nov-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part II (as of Cut-Off)
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
26-Nov-07
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
1
509,298
0
0
0
0
0
0
25-Oct-07
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
26-Nov-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.28%
0.45%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
25-Oct-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
61-90 Days
90 + Days
Group I ARM 228 1st Lien
Group I ARM 228 1st Lien
61-90 Days
90 + Days
Current
31-60 Days
- - - - - - - - - - - I n F o r e c l o s u r e a n d D e l i n q u e n t - - - - - - - - - - - - -
- - - - - - - - - - - - - - - I n R E O a n d D e l i n q u e n t - - - - - - - - - - - - - -
- - - - - - - - - - - - - I n B a n k r u p t c y a n d D e l i n q u e n t - - - - - - - - - - - - -
Distribution
Date
Current
31-60 Days
61-90 Days
90 + Days
Current
31-60 Days

21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

Distribution Date: 26-Nov-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part II (as of Cut-Off)
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
26-Nov-07
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
25-Oct-07
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
26-Nov-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
25-Oct-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
90 + Days
Group I ARM 327 1st Lien
Group I ARM 327 1st Lien
90 + Days
Current
31-60 Days
61-90 Days
90 + Days
Current
31-60 Days
61-90 Days
Distribution
Date
Current
31-60 Days
61-90 Days
- - - - - - - - - - - I n F o r e c l o s u r e a n d D e l i n q u e n t - - - - - - - - - - - - -
- - - - - - - - - - - - - - - I n R E O a n d D e l i n q u e n t - - - - - - - - - - - - - -
- - - - - - - - - - - - - I n B a n k r u p t c y a n d D e l i n q u e n t - - - - - - - - - - - - -

21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

Distribution Date: 26-Nov-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part II (as of Cut-Off)
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
26-Nov-07
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
25-Oct-07
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
26-Nov-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
25-Oct-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
61-90 Days
90 + Days
Group II Loans - Total
Group II Loans - Total
61-90 Days
90 + Days
Current
31-60 Days
- - - - - - - - - - - I n F o r e c l o s u r e a n d D e l i n q u e n t - - - - - - - - - - - - -
- - - - - - - - - - - - - - - I n R E O a n d D e l i n q u e n t - - - - - - - - - - - - - -
- - - - - - - - - - - - - I n B a n k r u p t c y a n d D e l i n q u e n t - - - - - - - - - - - - -
Distribution
Date
Current
31-60 Days
61-90 Days
90 + Days
Current
31-60 Days

21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

Distribution Date: 26-Nov-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part II (as of Cut-Off)
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
26-Nov-07
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
25-Oct-07
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
26-Nov-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
25-Oct-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
90 + Days
Group II Fixed 1st Lien
Group II Fixed 1st Lien
90 + Days
Current
31-60 Days
61-90 Days
90 + Days
Current
31-60 Days
61-90 Days
Distribution
Date
Current
31-60 Days
61-90 Days
- - - - - - - - - - - I n F o r e c l o s u r e a n d D e l i n q u e n t - - - - - - - - - - - - -
- - - - - - - - - - - - - - - I n R E O a n d D e l i n q u e n t - - - - - - - - - - - - - -
- - - - - - - - - - - - - I n B a n k r u p t c y a n d D e l i n q u e n t - - - - - - - - - - - - -

21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

Distribution Date: 26-Nov-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part II (as of Cut-Off)
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
26-Nov-07
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
25-Oct-07
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
26-Nov-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
25-Oct-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
61-90 Days
90 + Days
Group II ARM 228 1st Lien
Group II ARM 228 1st Lien
61-90 Days
90 + Days
Current
31-60 Days
- - - - - - - - - - - I n F o r e c l o s u r e a n d D e l i n q u e n t - - - - - - - - - - - - -
- - - - - - - - - - - - - - - I n R E O a n d D e l i n q u e n t - - - - - - - - - - - - - -
- - - - - - - - - - - - - I n B a n k r u p t c y a n d D e l i n q u e n t - - - - - - - - - - - - -
Distribution
Date
Current
31-60 Days
61-90 Days
90 + Days
Current
31-60 Days

21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

Distribution Date: 26-Nov-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part II (as of Cut-Off)
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
26-Nov-07
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
25-Oct-07
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
26-Nov-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
25-Oct-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
90 + Days
Group II ARM 327 1st Lien
Group II ARM 327 1st Lien
90 + Days
Current
31-60 Days
61-90 Days
90 + Days
Current
31-60 Days
61-90 Days
Distribution
Date
Current
31-60 Days
61-90 Days
- - - - - - - - - - - I n F o r e c l o s u r e a n d D e l i n q u e n t - - - - - - - - - - - - -
- - - - - - - - - - - - - - - I n R E O a n d D e l i n q u e n t - - - - - - - - - - - - - -
- - - - - - - - - - - - - I n B a n k r u p t c y a n d D e l i n q u e n t - - - - - - - - - - - - -

21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

Distribution Date: 26-Nov-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part II (as of Cut-Off)
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
26-Nov-07
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
25-Oct-07
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
26-Nov-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
25-Oct-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
61-90 Days
90 + Days
Group III Loans - Total
Group III Loans - Total
61-90 Days
90 + Days
Current
31-60 Days
- - - - - - - - - - - I n F o r e c l o s u r e a n d D e l i n q u e n t - - - - - - - - - - - - -
- - - - - - - - - - - - - - - I n R E O a n d D e l i n q u e n t - - - - - - - - - - - - - -
- - - - - - - - - - - - - I n B a n k r u p t c y a n d D e l i n q u e n t - - - - - - - - - - - - -
Distribution
Date
Current
31-60 Days
61-90 Days
90 + Days
Current
31-60 Days

21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

Distribution Date: 26-Nov-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part II (as of Cut-Off)
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
26-Nov-07
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
25-Oct-07
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
26-Nov-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
25-Oct-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
90 + Days
Group III Fixed 1st Lien
Group III Fixed 1st Lien
90 + Days
Current
31-60 Days
61-90 Days
90 + Days
Current
31-60 Days
61-90 Days
Distribution
Date
Current
31-60 Days
61-90 Days
- - - - - - - - - - - I n F o r e c l o s u r e a n d D e l i n q u e n t - - - - - - - - - - - - -
- - - - - - - - - - - - - - - I n R E O a n d D e l i n q u e n t - - - - - - - - - - - - - -
- - - - - - - - - - - - - I n B a n k r u p t c y a n d D e l i n q u e n t - - - - - - - - - - - - -

21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

Distribution Date: 26-Nov-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part II (as of Cut-Off)
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
26-Nov-07
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
25-Oct-07
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
26-Nov-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
25-Oct-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
61-90 Days
90 + Days
Group III ARM 228 1st Lien
Group III ARM 228 1st Lien
61-90 Days
90 + Days
Current
31-60 Days
- - - - - - - - - - - I n F o r e c l o s u r e a n d D e l i n q u e n t - - - - - - - - - - - - -
- - - - - - - - - - - - - - - I n R E O a n d D e l i n q u e n t - - - - - - - - - - - - - -
- - - - - - - - - - - - - I n B a n k r u p t c y a n d D e l i n q u e n t - - - - - - - - - - - - -
Distribution
Date
Current
31-60 Days
61-90 Days
90 + Days
Current
31-60 Days

21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

Distribution Date: 26-Nov-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part II (as of Cut-Off)
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
26-Nov-07
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
25-Oct-07
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
26-Nov-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
25-Oct-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
90 + Days
Group III ARM 327 1st Lien
Group III ARM 327 1st Lien
90 + Days
Current
31-60 Days
61-90 Days
90 + Days
Current
31-60 Days
61-90 Days
Distribution
Date
Current
31-60 Days
61-90 Days
- - - - - - - - - - - I n F o r e c l o s u r e a n d D e l i n q u e n t - - - - - - - - - - - - -
- - - - - - - - - - - - - - - I n R E O a n d D e l i n q u e n t - - - - - - - - - - - - - -
- - - - - - - - - - - - - I n B a n k r u p t c y a n d D e l i n q u e n t - - - - - - - - - - - - -

21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

Insurance
Substitution
Liquidation
Remaining Term
#
Balance
#
Balance
Proceeds
Proceeds
Proceeds
#
Amount
Life
Coupon
Remit
26-Nov-07
2,429
593,693,085
4
839,296
0.00
0.00
0.00
0
0
356
8.74%
8.24%
25-Oct-07
2,433
594,798,349
7
1,200,901
0.00
0.00
0.00
0
0
357
8.74%
8.24%
26-Nov-07
658
167,002,323
1
148,392
0.00
0.00
0.00
0
0
355
8.37%
7.87%
25-Oct-07
659
167,244,738
2
200,508
0.00
0.00
0.00
0
0
356
8.37%
7.87%
Curr Weighted Avg.
Total (All Loans)
Group I Fixed 1st Lien
Distribution
Date
Ending Pool
Payoffs
Realized Losses
Distribution Date: 26-Nov-07
Asset-Backed Facts ~ 15 Month Historical Payoff/Loss Summary
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7

21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

Distribution Date: 26-Nov-07
Asset-Backed Facts ~ 15 Month Historical Payoff/Loss Summary
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Insurance
Substitution
Liquidation
Remaining Term
#
Balance
#
Balance
Proceeds
Proceeds
Proceeds
#
Amount
Life
Coupon
Remit
26-Nov-07
361
113,159,370
0
0
0.00
0.00
0.00
0
0
357
8.93%
8.43%
25-Oct-07
361
113,191,445
1
188,233
0.00
0.00
0.00
0
0
358
8.93%
8.43%
26-Nov-07
155
38,753,561
0
0
0.00
0.00
0.00
0
0
358
9.59%
9.09%
25-Oct-07
155
38,771,034
0
0
0.00
0.00
0.00
0
0
359
9.59%
9.09%
Curr Weighted Avg.
Group I ARM 228 1st Lien
Group I ARM 327 1st Lien
Distribution
Date
Ending Pool
Payoffs
Realized Losses

21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

Distribution Date: 26-Nov-07
Asset-Backed Facts ~ 15 Month Historical Payoff/Loss Summary
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Insurance
Substitution
Liquidation
Remaining Term
#
Balance
#
Balance
Proceeds
Proceeds
Proceeds
#
Amount
Life
Coupon
Remit
26-Nov-07
483
98,132,037
0
0
0.00
0.00
0.00
0
0
354
8.39%
7.89%
25-Oct-07
483
98,182,625
0
0
0.00
0.00
0.00
0
0
355
8.39%
7.89%
26-Nov-07
371
82,223,105
2
481,072
0.00
0.00
0.00
0
0
357
9.19%
8.69%
25-Oct-07
373
82,737,711
3
712,221
0.00
0.00
0.00
0
0
358
9.19%
8.69%
Curr Weighted Avg.
Group II Fixed 1st Lien
Group II ARM 228 1st Lien
Distribution
Date
Ending Pool
Payoffs
Realized Losses

21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

Distribution Date: 26-Nov-07
Asset-Backed Facts ~ 15 Month Historical Payoff/Loss Summary
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Insurance
Substitution
Liquidation
Remaining Term
#
Balance
#
Balance
Proceeds
Proceeds
Proceeds
#
Amount
Life
Coupon
Remit
26-Nov-07
12
2,134,638
0
0
0.00
0.00
0.00
0
0
357
9.13%
8.63%
25-Oct-07
12
2,135,345
0
0
0.00
0.00
0.00
0
0
358
9.13%
8.63%
26-Nov-07
234
55,033,893
0
0
0.00
0.00
0.00
0
0
356
8.55%
8.04%
25-Oct-07
234
55,058,718
1
99,939
0.00
0.00
0.00
0
0
357
8.55%
8.04%
Curr Weighted Avg.
Group II ARM 327 1st Lien
Group III Fixed 1st Lien
Distribution
Date
Ending Pool
Payoffs
Realized Losses

21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

Distribution Date: 26-Nov-07
Asset-Backed Facts ~ 15 Month Historical Payoff/Loss Summary
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Insurance
Substitution
Liquidation
Remaining Term
#
Balance
#
Balance
Proceeds
Proceeds
Proceeds
#
Amount
Life
Coupon
Remit
26-Nov-07
85
19,931,687
0
0
0.00
0.00
0.00
0
0
358
9.00%
8.50%
25-Oct-07
85
19,938,836
0
0
0.00
0.00
0.00
0
0
359
9.00%
8.50%
26-Nov-07
70
17,322,470
1
209,831
0.00
0.00
0.00
0
0
358
9.19%
8.69%
25-Oct-07
71
17,537,897
0
0
0.00
0.00
0.00
0
0
359
9.19%
8.69%
Curr Weighted Avg.
Group III ARM 228 1st Lien
Group III ARM 327 1st Lien
Distribution
Date
Ending Pool
Payoffs
Realized Losses

21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

SMM (Single Monthly Mortality)
Total
Current Period
0.14%
3-Month Average
0.18%
6-Month Average
0.18%
12-Month Average
0.18%
Average Since Cut-Off
0.18%
CPR (Conditional Prepayment Rate)
Total
Current Period
1.72%
3-Month Average
2.08%
6-Month Average
2.08%
12-Month Average
2.08%
Average Since Cut-Off
2.08%
PSA (Public Securities Association)
Total
Current Period
29%
3-Month Average
35%
6-Month Average
35%
12-Month Average
35%
Average Since Cut-Off
35%
SMM
Single Monthly Mortality
(Partial and Full Prepayments + Repurchases + Curtailments + Liquidations + Other Prin Proceeds) / (Beginning Collateral Bal - Scheduled Prin)
CPR
Conditional Prepayment Rate
1 - (1 - SMM)^12)
PSA
Public Securities Association
100 * CPR / (0.2 * MIN(30,WAS))
WAS
Weighted Average Seasoning
(Original Term - Remaining Term) * (Current Scheduled Balance / Deal Scheduled Principal Balance)
Total (All Loans)
Distribution Date: 26-Nov-07
Prepayment Summary
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
0.00%
2.43%
4.86%
7.29%
9.71%
12.14%
14.57%
17.00%
Dec-06
Jan-07
Feb-07
Mar-07
Apr-07
May-07
Jun-07
Jul-07
Aug-07
Sep-07
Oct-07
Nov-07
0.00%
14.29%
28.57%
42.86%
57.14%
71.43%
85.71%
100.00%
Dec-06
Jan-07
Feb-07
Mar-07
Apr-07
May-07
Jun-07
Jul-07
Aug-07
Sep-07
Oct-07
Nov-07
0%
229%
457%
686%
914%
1143%
1371%
1600%
Dec-06
Jan-07
Feb-07
Mar-07
Apr-07
May-07
Jun-07
Jul-07
Aug-07
Sep-07
Oct-07
Nov-07

21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

Min
Max
Count
% of Total
Balance
% of Total
Min
Max
Count
% of Total
Balance
% of Total
42,000
to
90,000
248
10.21%
17,811,254
3.00%
16,000
to
90,000
248
10.16%
17,769,308
2.98%
90,000
to
113,000
178
7.33%
18,262,970
3.08%
90,000
to
113,000
180
7.38%
18,473,741
3.10%
113,000
to
136,000
236
9.72%
29,551,599
4.98%
113,000
to
136,000
238
9.75%
29,842,732
5.00%
136,000
to
159,000
215
8.85%
31,892,806
5.37%
136,000
to
159,000
215
8.81%
31,915,177
5.35%
159,000
to
182,000
178
7.33%
30,278,062
5.10%
159,000
to
182,000
179
7.34%
30,464,089
5.11%
182,000
to
205,000
165
6.79%
32,320,137
5.44%
182,000
to
205,000
167
6.84%
32,722,148
5.49%
205,000
to
257,000
345
14.20%
78,970,462
13.30%
205,000
to
257,000
347
14.22%
79,505,935
13.33%
257,000
to
309,000
244
10.05%
69,053,090
11.63%
257,000
to
309,000
244
10.00%
69,117,846
11.59%
309,000
to
361,000
131
5.39%
43,601,172
7.34%
309,000
to
361,000
133
5.45%
44,324,330
7.43%
361,000
to
413,000
132
5.43%
51,269,714
8.64%
361,000
to
413,000
131
5.37%
50,896,096
8.54%
413,000
to
465,000
114
4.69%
50,125,508
8.44%
413,000
to
465,000
114
4.67%
50,111,960
8.40%
465,000
to
1,249,000
243
10.00%
140,556,311
23.67%
465,000
to
1,250,000
244
10.00%
141,130,035
23.67%
2,429
100.00%
593,693,085
100.00%
2,440
100.00%
596,273,395
100.00%
Min
Max
Count
% of Total
Balance
% of Total
Min
Max
Count
% of Total
Balance
% of Total
5.75%
to
7.11%
241
9.92%
83,196,867
14.01%
5.75%
to
7.11%
243
9.96%
83,541,176
14.01%
7.11%
to
7.47%
130
5.35%
39,798,024
6.70%
7.11%
to
7.47%
130
5.33%
39,842,368
6.68%
7.47%
to
7.83%
171
7.04%
44,132,403
7.43%
7.47%
to
7.83%
172
7.05%
44,362,853
7.44%
7.83%
to
8.19%
222
9.14%
62,120,152
10.46%
7.83%
to
8.19%
223
9.14%
62,429,372
10.47%
8.19%
to
8.55%
214
8.81%
54,068,659
9.11%
8.19%
to
8.55%
216
8.85%
54,339,682
9.11%
8.55%
to
8.94%
245
10.09%
55,781,852
9.40%
8.55%
to
8.94%
245
10.04%
55,824,342
9.36%
8.94%
to
9.33%
218
8.97%
52,237,204
8.80%
8.94%
to
9.33%
219
8.98%
52,462,199
8.80%
9.33%
to
9.70%
203
8.36%
44,826,533
7.55%
9.33%
to
9.70%
203
8.32%
44,859,025
7.52%
9.70%
to
10.08%
209
8.60%
44,953,938
7.57%
9.70%
to
10.08%
210
8.61%
45,333,876
7.60%
10.08%
to
10.45%
157
6.46%
33,289,210
5.61%
10.08%
to
10.45%
157
6.43%
33,311,903
5.59%
10.45%
to
10.89%
165
6.79%
36,611,945
6.17%
10.45%
to
10.89%
166
6.80%
36,969,778
6.20%
10.89%
to
12.94%
254
10.46%
42,676,297
7.19%
10.89%
to
12.94%
256
10.49%
42,996,820
7.21%
2,429
100.00%
593,693,085
100.00%
2,440
100.00%
596,273,395
100.00%
Total (All Loans)
Distribution by Current Ending Principal Balance
Distribution by Cut-off Principal Balance
Distribution by Current Mortgage Rate
Distribution by Original Mortgage Rate
Distribution Date: 26-Nov-07
Mortgage Loan Characteristics Part I
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7

21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

1,375
320,168,254
53.93%
355.12
8.41%
1,379
320,946,349
53.83%
357.76
8.41%
1,054
273,524,832
46.07%
357.40
9.13%
1,061
275,327,046
46.17%
360.00
9.13%
2,429
593,693,085
100.00%
2,440
596,273,395
100.00%
2,143
515,187,461
86.78%
356.11
8.73%
2,153
517,595,401
86.81%
358.72
8.73%
162
48,945,474
8.24%
357.45
8.81%
162
48,987,057
8.22%
360.00
8.81%
65
19,094,891
3.22%
354.78
8.68%
66
19,215,510
3.22%
357.32
8.68%
38
7,542,005
1.27%
356.45
9.00%
38
7,549,191
1.27%
360.00
9.00%
21
2,923,254
0.49%
355.35
9.17%
21
2,926,236
0.49%
357.90
9.17%
2,429
593,693,085
100.00%
2,440
596,273,395
100.00%
Total
PUD
Condo - High Facility
SF Attached Dwelling
Distribution by Property Types (Cut-off)
Property Type
# of
Loans
Ending Balance
% of
Balance
WAMM
WAC
SF Unattached Dwelling
Multifamily
Total
SF Attached Dwelling
SF Unattached Dwelling
Multifamily
PUD
Condo - High Facility
Distribution by Property Types (Current)
Property Type
# of
Loans
Ending Balance
% of
Balance
WAMM
WAC
Total
Fixed 1st Lien
Adjustable
Distribution by Product Characteristics (Cut-off)
Product Type
# of
Loans
Original Principal
Balance
% of
Balance
WAMM
WAC
Total
Adjustable
Distribution by Product Characteristics (Current)
Product Type
# of
Loans
Ending Balance
% of
Balance
WAMM
WAC
Fixed 1st Lien
Total (All Loans)
Distribution Date: 26-Nov-07
Mortgage Loan Characteristics Part II
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7

21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

Distribution Date: 26-Nov-07
Mortgage Loan Characteristics Part II
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
2,255
561,383,312
94.56%
356.15
8.70%
2,266
563,925,789
94.58%
358.77
8.71%
148
26,133,523
4.40%
356.59
9.52%
148
26,160,822
4.39%
359.14
9.52%
26
6,176,251
1.04%
356.74
8.58%
26
6,186,784
1.04%
360.00
8.58%
2,429
593,693,085
100.00%
2,440
596,273,395
100.00%
1,946
476,362,328
80.24%
356.17
8.73%
1,950
477,335,283
80.05%
358.77
8.73%
357
83,540,481
14.07%
356.40
8.70%
362
84,662,072
14.20%
359.00
8.70%
126
33,790,276
5.69%
355.71
8.96%
128
34,276,040
5.75%
358.60
8.96%
2,429
593,693,085
100.00%
2,440
596,273,395
100.00%
Distribution by Loan Purpose (Current)
Loan Purpose
# of
Loans
Ending Balance
% of
Balance
WAMM
WAC
Distribution by Loan Purpose (Cut-off)
Loan Purpose
Total
Distribution by Occupancy Type (Cut-off)
Occupancy Type
# of
Loans
Ending Balance
% of
Balance
WAMM
WAC
Total
Distribution by Occupancy Type (Current)
Total (All Loans)
Total
Total
Refinance/No Cash Out
Refinance/No Cash Out
Purchase
Purchase
Refinance/Equity Takeout
Refinance/Equity Takeout
# of
Loans
Ending Balance
% of
Balance
WAMM
WAC
Non-Owner Occupied
Non-Owner Occupied
Owner Occupied - Secondary Residence
Owner Occupied - Secondary Residence
Owner Occupied - Primary Residence
Owner Occupied - Primary Residence
Occupancy Type
# of
Loans
Ending Balance
% of
Balance
WAMM
WAC

21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

Distribution Date: 26-Nov-07
Mortgage Loan Characteristics Part II
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
2,222
548,782,595
92.44%
356.43
8.74%
2,231
551,090,395
92.42%
359.02
8.74%
WAC
# of
Loans
Ending Balance
% of
Balance
WAMM
Total (All Loans)
Encore Credit Corp
Encore Credit Corp
Originator
Originator
# of
Loans
Ending Balance
% of
Balance
WAMM
WAC
Distribution by Originator Concentration > 10% (Cut-off)
Distribution by Originator Concentration > 10% (Current)

21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

WAMM
WAC
California
536
200,818,956
33.83%
357
8.12%
Florida
371
71,161,179
11.99%
355
8.99%
Illinois
189
40,412,773
6.81%
357
9.11%
New Jersey
129
33,859,473
5.70%
354
8.88%
Maryland
136
33,248,977
5.60%
357
8.93%
New York
101
29,644,891
4.99%
353
8.90%
Virginia
137
26,524,274
4.47%
357
9.13%
Arizona
79
17,377,492
2.93%
358
8.84%
Pennsylvania
93
15,733,729
2.65%
354
9.10%
Washington
48
13,023,498
2.19%
357
8.60%
Remaining
610
111,887,845
18.85%
355
9.27%
WAMM
WAC
California
536
200,981,733
33.71%
360
8.12%
Florida
373
71,479,578
11.99%
358
8.99%
Illinois
192
41,321,394
6.93%
360
9.12%
New Jersey
129
33,891,400
5.68%
356
8.87%
Maryland
136
33,276,092
5.58%
360
8.93%
New York
101
29,675,932
4.98%
356
8.90%
Virginia
138
26,564,461
4.46%
360
9.12%
Arizona
80
17,635,565
2.96%
360
8.83%
Pennsylvania
93
15,751,055
2.64%
357
9.10%
Washington
48
13,033,977
2.19%
360
8.60%
Remaining
614
112,662,207
18.89%
358
9.27%
(1)
Based on Current Period Ending Principal Balance
Top 10 Original State Concentration
Geographic
Distribution
# of
Loans
Balance
(1)
% of
Balance
Total (All Loans)
Top 10 Current State Concentration
Geographic
Distribution
# of
Loans
Balance
(1)
% of
Balance
Distribution Date: 26-Nov-07
Geographic Concentration
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Top 10 Current State Concentration
California
New Jersey
Illinois
Florida
Washington
Pennsylvania
Arizona
Virginia
New York
Maryland
Remaining

21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

Current Total
0.00
0.00
0.00
0.00
0.00
Cumulative
0.00
0.00
0.00
0.00
0.00
C
M
N
O
P
REO
Short Pay
Third Party
Write-off
Assigned
R
S
T
W
A

1
2
3
4
5
6
7
8
9
Third Party
Charged Off/Matured
Side Note
Manual
Liq. Type Code - Legend
Charge-off
Matured
Repurchase
Note Sale
Paid in Full
Adjustment Legend
Escrow Bal/Adv
MREC
Rest'd Escrow
Replacement Res.
Suspense
0.00
0.00
0.00
0.00
0.00
0.00
Loss-Certs
Adjusted
Liq Type
Adj Type
No Realized Losses Reported for the Current Period
Total (All Loans)
Disclosure Control
#
Period
Original
Liquidation
Balance
Net Liquidation
Proceeds
Loss-Loan Non-
adjusted
Loss to Trust
Loss-Certs Non-
adjusted
Subsequent
Recov/(Exp)
Loss-Loan
Adjusted
Distribution Date: 26-Nov-07
Current Period Realized Loss Detail
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7

21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

Distribution Date
Beginning Scheduled
Balance
Net Liquidation
Proceeds
Realized Loss
Loan Count
Realized Loss
Adjusted
Cumulative
Realized Loss
Amount
Count
Amount
Count
Amount
Count
26-Nov-07
0.00
0.00
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0.00
25-Oct-07
0.00
0.00
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0.00
Total
0.00
0.00
0.00
0
0.00
0
0.00
0
0.00
0
0.00
Total (All Loans)
- - - - - - - - - - - - - - - - - C u r r e n t R e a l i z e d L o s s - - - - - - - - - - - - - - - - -
- - - - - - - - - - - - - - P r e v i o u s L i q u i d a t i o n s / P a y o f f s - - - - - - - - - - - - - -
Claims on Prior
Liquidations
Recovery on Prior
Liquidations
(Claims)/Recoveries on
Prior Payoffs
Distribution Date: 26-Nov-07
Historical Realized Loss Summary
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7

21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

Distribution Date: 26-Nov-07
Historical Realized Loss Summary
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Distribution Date
Beginning Scheduled
Balance
Net Liquidation
Proceeds
Realized Loss
Loan Count
Realized Loss
Adjusted
Cumulative
Realized Loss
Amount
Count
Amount
Count
Amount
Count
26-Nov-07
0.00
0.00
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0.00
25-Oct-07
0.00
0.00
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0.00
Total
0.00
0.00
0.00
0
0.00
0
0.00
0
0.00
0
0.00
Group I Loans
- - - - - - - - - - - - - - - - - C u r r e n t R e a l i z e d L o s s - - - - - - - - - - - - - - - - -
- - - - - - - - - - - - - - P r e v i o u s L i q u i d a t i o n s / P a y o f f s - - - - - - - - - - - - - -
Claims on Prior
Liquidations
Recovery on Prior
Liquidations
(Claims)/Recoveries on
Prior Payoffs

21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

Distribution Date: 26-Nov-07
Historical Realized Loss Summary
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Distribution Date
Beginning Scheduled
Balance
Net Liquidation
Proceeds
Realized Loss
Loan Count
Realized Loss
Adjusted
Cumulative
Realized Loss
Amount
Count
Amount
Count
Amount
Count
26-Nov-07
0.00
0.00
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0.00
25-Oct-07
0.00
0.00
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0.00
Total
0.00
0.00
0.00
0
0.00
0
0.00
0
0.00
0
0.00
Group II Loans
- - - - - - - - - - - - - - - - - C u r r e n t R e a l i z e d L o s s - - - - - - - - - - - - - - - - -
- - - - - - - - - - - - - - P r e v i o u s L i q u i d a t i o n s / P a y o f f s - - - - - - - - - - - - - -
Claims on Prior
Liquidations
Recovery on Prior
Liquidations
(Claims)/Recoveries on
Prior Payoffs

21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

Distribution Date: 26-Nov-07
Historical Realized Loss Summary
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Distribution Date
Beginning Scheduled
Balance
Net Liquidation
Proceeds
Realized Loss
Loan Count
Realized Loss
Adjusted
Cumulative
Realized Loss
Amount
Count
Amount
Count
Amount
Count
26-Nov-07
0.00
0.00
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0.00
25-Oct-07
0.00
0.00
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0.00
Total
0.00
0.00
0.00
0
0.00
0
0.00
0
0.00
0
0.00
Group III Loans
- - - - - - - - - - - - - - - - - C u r r e n t R e a l i z e d L o s s - - - - - - - - - - - - - - - - -
- - - - - - - - - - - - - - P r e v i o u s L i q u i d a t i o n s / P a y o f f s - - - - - - - - - - - - - -
Claims on Prior
Liquidations
Recovery on Prior
Liquidations
(Claims)/Recoveries on
Prior Payoffs

21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

MDR (monthly Default Rate)
Total
Current Period
0.00%
3-Month Average
0.00%
6-Month Average
0.00%
12-Month Average
0.00%
Average Since Cut-Off
0.00%
CDR (Conditional Default Rate)
Total
Current Period
0.00%
3-Month Average
0.00%
6-Month Average
0.00%
12-Month Average
0.00%
Average Since Cut-Off
0.00%
SDA (Standard Default Assumption)
Total
Current Period
0.00%
3-Month Average
0.00%
6-Month Average
0.00%
12-Month Average
0.00%
Average Since Cut-Off
0.00%
MDR
Monthly Default Rate
(Beginning Principal Balance of Liquidated Loans) / (Total Beginning Principal Balance)
CDR
Conditional Default Rate
1 - (1 - MDR)^12
SDA
Standard Default Assumption
If WAS=30 then CDR/(WAS*0.02) else if 30<WAS=60 then CDR/0.6 else if 60<WAS=120 then CDR/(0.6-((WAS-60)*0.0095)) else if WAS>120 then CDR/0.03
WAS
Weighted Average Seasoning
(Original Term - Remaining Term) * (Current Scheduled Balance / Deal Scheduled Principal Balance)
Total (All Loans)
Distribution Date: 26-Nov-07
Realized Loss Summary
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
0.00%
0.86%
1.71%
2.57%
3.43%
4.29%
5.14%
6.00%
Dec-06
Jan-07
Feb-07
Mar-07
Apr-07
May-07
Jun-07
Jul-07
Aug-07
Sep-07
Oct-07
Nov-07
0.00%
7.14%
14.29%
21.43%
28.57%
35.71%
42.86%
50.00%
Dec-06
Jan-07
Feb-07
Mar-07
Apr-07
May-07
Jun-07
Jul-07
Aug-07
Sep-07
Oct-07
Nov-07
0%
286%
571%
857%
1143%
1429%
1714%
2000%
Dec-06
Jan-07
Feb-07
Mar-07
Apr-07
May-07
Jun-07
Jul-07
Aug-07
Sep-07
Oct-07
Nov-07

21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

Material breaches of pool asset representation or warranties or transaction covenants.
Material Breach Description
No Material Breaches Reported
Disclosure
Control #
Loan Group #
Ending Principal
Balance
Material Breach
Date
Distribution Date: 26-Nov-07
Material Breaches Detail
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7

21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

Total
0.00
0.00
No Loan Modification Reported for the Current Period
* The information provided is only for EMC serviced loans.
Total (All Loans)
Disclosure Control #
Beginning
Scheduled
Balance
Current
Scheduled
Balance
Mod Description
Mod Date
# of
Times
Modified
Prior Mod Description
Pre-Mod
Seasoning
Pre-Mod
Loan
Status
Distribution Date: 26-Nov-07
EMC Serviced Modified Loan Detail (Current Period) - Part I
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7

21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

Distribution Date: 26-Nov-07
EMC Serviced Modified Loan Detail (Current Period) - Part I
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Total
0.00
0.00
Pre-Mod
Seasoning
Pre-Mod
Loan
Status
No Loan Modification Reported for the Current Period
* The information provided is only for EMC serviced loans.
Group I Loans
Disclosure Control #
Beginning
Scheduled
Balance
Current
Scheduled
Balance
Mod Description
Mod Date
# of
Times
Modified
Prior Mod Description

21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

Distribution Date: 26-Nov-07
EMC Serviced Modified Loan Detail (Current Period) - Part I
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Total
0.00
0.00
No Loan Modification Reported for the Current Period
* The information provided is only for EMC serviced loans.
Group II Loans
Disclosure Control #
Beginning
Scheduled
Balance
Current
Scheduled
Balance
Mod Description
Mod Date
# of
Times
Modified
Prior Mod Description
Pre-Mod
Seasoning
Pre-Mod
Loan
Status

21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

Distribution Date: 26-Nov-07
EMC Serviced Modified Loan Detail (Current Period) - Part I
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Total
0.00
0.00
Pre-Mod
Seasoning
Pre-Mod
Loan
Status
No Loan Modification Reported for the Current Period
* The information provided is only for EMC serviced loans.
Group III Loans
Disclosure Control #
Beginning
Scheduled
Balance
Current
Scheduled
Balance
Mod Description
Mod Date
# of
Times
Modified
Prior Mod Description

21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

Total
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Post-Mod Payment
No Loan Modification Reported for the Current Period
*The information provided is only for EMC serviced loans.
Total (All Loans)
Disclosure Control #
Beginning Scheduled
Balance
Current Scheduled
Balance
Pre-Mod Rate
Post-Mod Rate
Principal Foregivness
Amount Capitalized
Amount Deferred
Pre-Mod Payment
Distribution Date: 26-Nov-07
EMC Serviced Modified Loan Detail (Current Period) - Part II
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7

21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

Distribution Date: 26-Nov-07
EMC Serviced Modified Loan Detail (Current Period) - Part II
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Total
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Pre-Mod Payment
Post-Mod Payment
No Loan Modification Reported for the Current Period
*The information provided is only for EMC serviced loans.
Post-Mod Rate
Principal Foregivness
Amount Capitalized
Amount Deferred
Disclosure Control #
Beginning Scheduled
Balance
Current Scheduled
Balance
Pre-Mod Rate
Group I Loans

21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

Distribution Date: 26-Nov-07
EMC Serviced Modified Loan Detail (Current Period) - Part II
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Total
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Post-Mod Payment
No Loan Modification Reported for the Current Period
*The information provided is only for EMC serviced loans.
Group II Loans
Disclosure Control #
Beginning Scheduled
Balance
Current Scheduled
Balance
Pre-Mod Rate
Post-Mod Rate
Principal Foregivness
Amount Capitalized
Amount Deferred
Pre-Mod Payment

21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

Distribution Date: 26-Nov-07
EMC Serviced Modified Loan Detail (Current Period) - Part II
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Total
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Pre-Mod Payment
Post-Mod Payment
No Loan Modification Reported for the Current Period
*The information provided is only for EMC serviced loans.
Post-Mod Rate
Principal Foregivness
Amount Capitalized
Amount Deferred
Disclosure Control #
Beginning Scheduled
Balance
Current Scheduled
Balance
Pre-Mod Rate
Group III Loans

21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

200711
0
0.00
0.00
0.00
0.00
0.00
0.00
0.00
200710
0
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Total
0
0.00
0.00
0.00
0.00
0.00
0.00
0.00
*The information provided is only for EMC serviced loans.
DISCLAIMER: This information is unaudited, is for informational purposes only and does not constitute (i) investment advice or an offer to sell or a solicitation of an offer to buy any security, other investment or investment service, or (ii) a representation as to suitability of any security, other investment or investment service. Past performance is not a representation as to future results. EMC Mortgage Corporation does not review and assumes no responsibility for any information received from or created by any third parties; provided further, for modification reporting, data subsequent to May 1, 2007, is more robust than data prior to May 1, 2007.
Total (All Loans)
Period
Count
Beginning Scheduled
Balance
Current Scheduled Balance
Principal Foregiveness
Amount Capitalized
Amount Deferred
Pre-Mod Payment
Post-Mod Payment
Distribution Date: 26-Nov-07
EMC Serviced Historical Modified Loan Detail
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7

21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

Distribution Date: 26-Nov-07
EMC Serviced Historical Modified Loan Detail
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
200711
0
0.00
0.00
0.00
0.00
0.00
0.00
0.00
200710
0
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Total
0
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Pre-Mod Payment
Post-Mod Payment
*The information provided is only for EMC serviced loans.
DISCLAIMER: This information is unaudited, is for informational purposes only and does not constitute (i) investment advice or an offer to sell or a solicitation of an offer to buy any security, other investment or investment service, or (ii) a representation as to suitability of any security, other investment or investment service. Past performance is not a representation as to future results. EMC Mortgage Corporation does not review and assumes no responsibility for any information received from or created by any third parties; provided further, for modification reporting, data subsequent to May 1, 2007, is more robust than data prior to May 1, 2007.
Group I Loans
Period
Count
Beginning Scheduled
Balance
Current Scheduled Balance
Principal Foregiveness
Amount Capitalized
Amount Deferred

21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

Distribution Date: 26-Nov-07
EMC Serviced Historical Modified Loan Detail
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
200711
0
0.00
0.00
0.00
0.00
0.00
0.00
0.00
200710
0
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Total
0
0.00
0.00
0.00
0.00
0.00
0.00
0.00
*The information provided is only for EMC serviced loans.
DISCLAIMER: This information is unaudited, is for informational purposes only and does not constitute (i) investment advice or an offer to sell or a solicitation of an offer to buy any security, other investment or investment service, or (ii) a representation as to suitability of any security, other investment or investment service. Past performance is not a representation as to future results. EMC Mortgage Corporation does not review and assumes no responsibility for any information received from or created by any third parties; provided further, for modification reporting, data subsequent to May 1, 2007, is more robust than data prior to May 1, 2007.
Group II Loans
Period
Count
Beginning Scheduled
Balance
Current Scheduled Balance
Principal Foregiveness
Amount Capitalized
Amount Deferred
Pre-Mod Payment
Post-Mod Payment

21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

Distribution Date: 26-Nov-07
EMC Serviced Historical Modified Loan Detail
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
200711
0
0.00
0.00
0.00
0.00
0.00
0.00
0.00
200710
0
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Total
0
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Pre-Mod Payment
Post-Mod Payment
*The information provided is only for EMC serviced loans.
DISCLAIMER: This information is unaudited, is for informational purposes only and does not constitute (i) investment advice or an offer to sell or a solicitation of an offer to buy any security, other investment or investment service, or (ii) a representation as to suitability of any security, other investment or investment service. Past performance is not a representation as to future results. EMC Mortgage Corporation does not review and assumes no responsibility for any information received from or created by any third parties; provided further, for modification reporting, data subsequent to May 1, 2007, is more robust than data prior to May 1, 2007.
Group III Loans
Period
Count
Beginning Scheduled
Balance
Current Scheduled Balance
Principal Foregiveness
Amount Capitalized
Amount Deferred

21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

Total
No EMC Serviced Modified Loans Reported
* For loans with combination modification
** The information provided is only for EMC serviced loans.
DISCLAIMER: This information is unaudited, is for informational purposes only and does not constitute (i) investment advice or an offer to sell or a solicitation of an offer to buy any security, other investment or investment service, or (ii) a representation as to suitability of any security, other investment or investment service. Past performance is not a representation as to future results. EMC Mortgage Corporation does not review and assumes no responsibility for any information received from or created by any third parties; provided further, for modification reporting, data subsequent to May 1, 2007, is more robust than data prior to May 1, 2007.
Modification Type*
Loan Count
% of Orig Sched Balance
% of Current Balance
Distribution Date: 26-Nov-07
EMC Serviced Cumulative Summary For Prior Modifications
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7

21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

Total
0.00
0.00
0.00
% of current Pool Balance
0.00%
0.00%
0.00%
No Repurchased Loan Detail Reported for the Current Period
B - Breach D - Delinquency E - EPD (Early Payment Default) R - REO
Total (All Loans)
Disclosure Control #
State
Repurchase Date
Original Balance
Beginning Scheduled
Balance
Current Rate
Current Payment
Repurchase Code
Distribution Date: 26-Nov-07
Current Period Repurchased Loan Detail
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7

21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

Distribution Date: 26-Nov-07
Current Period Repurchased Loan Detail
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Total
0.00
0.00
0.00
% of current Pool Balance
0.00%
0.00%
0.00%
Repurchase Code
No Repurchased Loan Detail Reported for the Current Period
B - Breach D - Delinquency E - EPD (Early Payment Default) R - REO
Group I Loans
Disclosure Control #
State
Repurchase Date
Original Balance
Beginning Scheduled
Balance
Current Rate
Current Payment

21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

Distribution Date: 26-Nov-07
Current Period Repurchased Loan Detail
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Total
0.00
0.00
0.00
% of current Pool Balance
0.00%
0.00%
0.00%
No Repurchased Loan Detail Reported for the Current Period
B - Breach D - Delinquency E - EPD (Early Payment Default) R - REO
Beginning Scheduled
Balance
Current Rate
Current Payment
Repurchase Code
Disclosure Control #
State
Repurchase Date
Original Balance
Group II Loans

21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

Distribution Date: 26-Nov-07
Current Period Repurchased Loan Detail
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Total
0.00
0.00
0.00
% of current Pool Balance
0.00%
0.00%
0.00%
Repurchase Code
No Repurchased Loan Detail Reported for the Current Period
B - Breach D - Delinquency E - EPD (Early Payment Default) R - REO
Group III Loans
Disclosure Control #
State
Repurchase Date
Original Balance
Beginning Scheduled
Balance
Current Rate
Current Payment

21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

Total
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Realized Loss
No Historical REO Reported
Appraisal
Reduction
Amount
Date
Liquidated
Liquidation
Proceeds
Liquidation
Expenses
Total (All Loans)
Disclosure
Control #
REO Date
City
State
Property Type
Actual Balance
Scheduled
Balance
Recent
Appraisal
Value
Appraisal
Date
Distribution Date: 26-Nov-07
Historical Collateral Level REO Report
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7

21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

Distribution Date: 26-Nov-07
Historical Collateral Level REO Report
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Total
0.00
0.00
0.00
0.00
0.00
0.00
0.00
No Historical REO Reported
Appraisal
Reduction
Amount
Date
Liquidated
Liquidation
Proceeds
Liquidation
Expenses
Disclosure
Control #
REO Date
City
State
Realized Loss
Group I Loans
Property Type
Actual Balance
Scheduled
Balance
Recent
Appraisal
Value
Appraisal
Date

21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

Distribution Date: 26-Nov-07
Historical Collateral Level REO Report
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Total
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Group II Loans
Disclosure
Control #
REO Date
City
State
Property Type
Actual Balance
Scheduled
Balance
Recent
Appraisal
Value
Appraisal
Date
Realized Loss
No Historical REO Reported
Appraisal
Reduction
Amount
Date
Liquidated
Liquidation
Proceeds
Liquidation
Expenses

21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

Distribution Date: 26-Nov-07
Historical Collateral Level REO Report
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7
Total
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Group III Loans
Disclosure
Control #
REO Date
City
State
Property Type
Actual Balance
Scheduled
Balance
Recent
Appraisal
Value
Appraisal
Date
Realized Loss
No Historical REO Reported
Appraisal
Reduction
Amount
Date
Liquidated
Liquidation
Proceeds
Liquidation
Expenses

21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

Substitution Code
No Substituted Loans Reported
- - - Loans Substituted Into Pool - - -
- - - - - - - - - - Loans Substituted Out of Pool - - - - - - - - - -
Investor #
Period
Beginning Principal Balance
Investor #
Period
Beginning Principal
Balance
Adjusted for Principal
Distribution Date: 26-Nov-07
Substitution Detail History
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7

21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

No History of Substituted Loans Reported
- - - Loans Substituted Into Pool - - -
- - - Loans Substituted Out of Pool - - -
Period
Count
Beginning Principal Balance
Count
Beginning Principal Balance
Adjusted for Principal
Difference Into vs.
Out
Distribution Date: 26-Nov-07
Substitution Detail History Summary
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7

21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.

No Material Changes Reported
Distribution Date: 26-Nov-07
Material Changes
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE7

21-Nov-2007 10:04
(c) 2007 LaSalle Bank N.A.